UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                         811-22845

Investment Company Act File Number

Babson Capital Funds Trust

(Exact Name of Registrant as Specified in Charter)

550 South Tryon Street, Suite 3300, Charlotte, NC 28202

(Address of Principal Executive Offices)

Janice M. Bishop

Vice President, Secretary and Chief Legal Officer

c/o Babson Capital Management LLC

Independence Wharf

470 Atlantic Avenue, Boston MA 02210

(Name and Address of Agent for Services)

(704) 805-7200

(Registrant’s Telephone Number, Including Area Code)

              June 30

Date of Fiscal Year End

          September 30

Date of Reporting Period

Item 1. Schedule of Investments

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2015

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 93.1%*:
Bank Loans — 79.3%*:
Automobile — 2.4%*:
Gates Global, Inc.	4.25%	7/5/2021	1,489,969	$1,484,795	$1,409,078
RAC Finance (Holdings) Ltd.+	5.07	12/17/2021	992,500	1,482,989	1,501,119
RAC Finance (Holdings) Ltd.+	8.25	12/17/2022	500,000	791,563	758,129

Total Automobile			2,982,469	3,759,347	3,668,326

Beverage, Food and Tobacco — 1.2%*:
Acosta Holdco, Inc.	4.25	9/26/2021	405,842	405,842	398,740
Del Monte Foods, Inc.	4.25	2/18/2021	246,250	245,301	232,706
Deoleo SA+	4.50	6/11/2021	500,000	677,057	493,053
JBS USA Holdings, Inc.	3.75	9/18/2020	490,000	490,893	487,143
Telepizza SA+	7.00	10/20/2020	250,000	315,466	278,216

Total Beverage, Food and Tobacco			1,892,092	2,134,559	1,889,858

Broadcasting and Entertainment — 4.7%*:
All3Media International+	5.25	6/30/2021	1,500,000	2,301,404	2,203,887
All3Media International+	8.25	6/30/2022	500,000	671,481	547,179
Charter Communications Operating LLC	3.00	1/3/2021	491,206	490,269	482,487
Cumulus Media Holdings, Inc.	4.25	12/23/2020	1,352,647	1,338,697	1,129,461
Learfield Communications, Inc.	4.50	10/9/2020	412,292	411,893	411,434
Tele Columbus AG+	4.82	1/4/2021	500,000	546,507	554,789
Univision Communications, Inc.	4.00	3/1/2020	1,990,802	1,990,179	1,976,488

Total Broadcasting and Entertainment			6,746,947	7,750,430	7,305,725

Buildings and Real Estate — 2.8%*:
Alison Bidco Sarl+	5.50	8/29/2021	294,286	291,788	288,400
Builders FirstSource, Inc.	6.00	7/31/2022	1,594,488	1,589,141	1,579,548
DTZ US Borrower LLC	4.25	11/4/2021	2,060,167	2,048,748	2,036,352
Jeld-Wen, Inc.	5.25	10/15/2021	506,207	501,825	504,521

Total Buildings and Real Estate			4,455,148	4,431,502	4,408,821

Cargo Transport — 0.6%*:
Direct ChassisLink, Inc.¤	8.25	11/12/2019	491,667	486,548	483,062
Direct ChassisLink, Inc. (Add-On Facility)¤	8.25	10/31/2019	501,904	501,904	493,121

Total Cargo Transport			993,571	988,452	976,183

Chemicals, Plastics and Rubber — 4.4%*:
Chromaflo Technologies Corp.	4.50	12/2/2019	1,212,160	1,210,143	1,166,704
Colouroz Investment 1 GmbH+	4.50	9/7/2021	640,028	634,530	630,427
Methanol Holdings (Trinidad) Ltd.	4.25	6/30/2022	1,132,622	1,121,670	1,098,644
OXEA Finance & Cy S.C.A.+	4.50	1/15/2020	498,731	526,649	535,118
OXEA Finance LLC+	4.25	1/15/2020	355,023	348,528	344,078
Styrolution Group GmbH+	6.50	11/7/2019	595,500	733,529	667,281
Univar, Inc.	4.25	7/1/2022	985,577	983,616	965,708
Vantage Specialty Chemicals, Inc.	5.00	2/10/2019	1,442,619	1,430,826	1,410,160

Total Chemicals, Plastics and Rubber			6,862,260	6,989,491	6,818,120

Containers, Packaging and Glass — 5.7%*:
CD&R Millennium Holdco 6 Sarl+	4.50	7/31/2021	1,568,349	1,568,433	1,558,829
Chesapeake Corp.	4.25	9/30/2020	1,135,353	1,135,005	1,123,432
Consolidated Container Co. LLC	5.00	7/3/2019	1,492,308	1,490,449	1,384,115
Consolidated Container Co. LLC	7.75	1/3/2020	188,280	185,371	158,155
Coveris	4.50	5/8/2019	491,250	675,578	548,006
Coveris	4.50	5/8/2019	308,346	307,323	307,190
Hilex Poly Co. LLC	6.00	12/5/2021	403,829	400,215	401,474
Prolampac Intermediate, Inc.	5.00	8/18/2022	958,983	949,525	952,990
Prolampac Intermediate, Inc.	9.25	8/18/2023	1,000,000	980,240	975,000

See accompanying Notes to Schedule of Investments.

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2015

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Containers, Packaging and Glass (continued):
Tekni-Plex, Inc.	4.50%	6/1/2022	372,816	$371,036	$370,952
Verallia+	5.00	7/24/2022	1,000,000	1,092,262	1,118,562

Total Containers, Packaging and Glass			8,919,514	9,155,437	8,898,705

Diversified Natural Resources, Precious Metals and Minerals — 0.4%*:
Cemex Espana S.A.+	4.82	2/14/2017	97,200	103,433	108,069
Cemex SAB de CV¤	4.32	7/31/2020	441,849	441,849	440,192
Cemex SAB de CV¤	4.32	7/31/2021	97,070	106,733	107,517

Total Diversified Natural Resources, Precious Metals and Minerals			636,119	652,015	655,778

Diversified/Conglomerate Manufacturing — 1.6%*:
Pelican Products, Inc.	5.25	4/10/2020	992,443	990,242	991,203
Quality Home Brands Holdings LLC	7.75	5/25/2018	259,058	257,485	259,167
STS Operating, Inc.	4.75	2/12/2021	312,139	312,421	305,116
Triple Point Technology, Inc.	5.25	7/10/2020	340,213	316,306	265,366
Triple Point Technology, Inc.††	9.25	7/10/2021	145,677	136,925	115,085
West Corp.	2.57	7/1/2019	495,181	480,700	484,039

Total Diversified/Conglomerate Manufacturing			2,544,711	2,494,079	2,419,976

Diversified/Conglomerate Service — 6.8%*:
Aquilex Holdings LLC	5.00	12/31/2020	196,640	196,268	193,690
Atrium Innovations, Inc.+	4.25	2/13/2021	825,642	824,421	777,136
Brock Holdings III, Inc.	6.00	3/16/2017	1,591,171	1,570,657	1,539,458
EIG Investors Corp.	5.00	11/9/2019	825,078	825,816	824,394
Garda World Security Corp.+	4.00	11/6/2020	1,166,247	1,159,439	1,142,921
MH Sub I LLC	4.75	7/8/2021	585,330	582,546	578,745
MH Sub I LLC	8.50	7/8/2022	400,000	396,604	393,000
MPH Acquisition Holdings LLC	3.75	3/31/2021	720,950	719,505	711,398
Northgate Information Solutions Ltd.+	4.32	3/18/2018	507,622	680,744	533,183
Northgate Information Solutions Ltd.+	4.82	3/18/2018	503,801	675,960	529,170
Power Team Services LLC	8.25	11/6/2020	500,000	496,314	475,000
RP Crown Parent LLC	6.00	12/21/2018	546,811	548,335	485,295
RP Crown Parent LLC	11.25	12/20/2019	678,571	689,702	582,893
SkillSoft Corp.	5.75	4/28/2021	399,999	396,822	358,667
Vogue International, Inc.	5.75	2/14/2020	1,436,727	1,447,917	1,440,922

Total Diversified/Conglomerate Service			10,884,589	11,211,050	10,565,872

Ecological — 2.6%*:
Biffa Waste Services Ltd.+	5.32	1/30/2018	2,000,000	3,173,898	2,933,796
Emerald 3 Ltd.+	8.00	5/31/2022	390,426	387,124	387,498
PHS Group PLC+	6.00	4/17/2020	500,000	770,352	725,174

Total Ecological			2,890,426	4,331,374	4,046,468

Electronics — 2.7%*:
CDW LLC	3.25	4/29/2020	1,193,880	1,188,392	1,182,155
Informatica Corp.	4.50	8/5/2022	1,600,000	1,598,028	1,589,008
Renaissance Learning, Inc.	4.50	4/9/2021	1,489,918	1,470,340	1,441,496

Total Electronics			4,283,798	4,256,760	4,212,659

Finance — 5.4%*:
AssuredPartners Capital, Inc.	5.00	3/31/2021	304,767	303,562	304,005
AssuredPartners Capital, Inc.	7.75	4/2/2022	741,109	731,105	747,594
Confie Seguros Holdings II Co.	5.75	11/9/2018	532,712	531,031	532,712
Cunningham Lindsey US, Inc.	5.00	12/10/2019	487,418	485,767	397,245
Cunningham Lindsey US, Inc.	9.25	6/10/2020	748,546	749,995	561,410
Eze Castle Software, Inc.	4.00	4/6/2020	971,818	967,107	964,529

See accompanying Notes to Schedule of Investments.

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2015

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Finance (continued):
Intertrust Group Holding B.V.+	8.00%	4/16/2022	192,451	$191,265	$191,970
Intertrust Group Holding B.V.+	8.00	4/16/2022	500,000	680,844	557,303
Moneygram International, Inc.	4.25	3/27/2020	831,626	772,137	782,418
P2 Newco Acquisition, Inc.	5.50	10/22/2020	393,274	390,418	394,014
P2 Newco Acquisition, Inc.	9.50	10/22/2021	500,000	496,196	495,625
SAM Finance Lux Sarl+	5.00	12/17/2020	343,568	554,849	518,864
Sedgwick, Inc.	3.75	3/1/2021	492,500	491,545	484,344
Sedgwick, Inc.	6.75	2/28/2022	561,418	560,836	526,330
VFH Parent LLC	5.25	11/6/2019	646,684	642,993	646,684
Wall Street Systems Delaware, Inc.	4.50	4/30/2021	248,399	247,407	247,053

Total Finance			8,496,290	8,797,057	8,352,100

Healthcare, Education and Childcare — 9.4%*:
Accellent, Inc.	4.50	3/12/2021	1,533,685	1,531,645	1,530,326
ADMI Corp.	5.50	4/30/2022	1,496,250	1,506,883	1,499,991
Amedes Holding AG+	5.07	8/19/2022	500,000	532,552	553,113
Britax US Holdings, Inc.	4.50	10/15/2020	431,799	430,235	309,168
CareCore National LLC	5.50	3/5/2021	677,898	677,504	633,835
Drumm Investors LLC	6.75	5/4/2018	866,297	860,843	869,909
Jaguar Holding Co. II	4.25	8/18/2022	904,902	900,441	893,310
Kindred Healthcare, Inc.	4.25	4/9/2021	699,018	694,195	695,229
Ortho-Clinical Diagnostics, Inc.	4.75	6/30/2021	2,041,175	2,028,866	2,000,351
PharMedium Healthcare Corp.	4.25	1/28/2021	1,089,982	1,087,923	1,074,537
Rodenstock GmbH+	4.82	5/30/2019	1,500,000	1,764,486	1,648,444
Synarc-Biocore Holdings LLC	5.50	3/10/2021	492,500	488,652	458,025
Synarc-Biocore Holdings LLC	9.25	3/10/2022	500,000	495,956	460,000
Tecomet, Inc.	5.75	12/5/2021	723,958	700,841	685,950
Tunstall Group Holdings Ltd.+	5.32	10/16/2020	500,000	793,655	665,610
Valeant Pharmaceuticals International	4.00	4/1/2022	592,192	589,423	585,460

Total Healthcare, Education and Childcare			14,549,656	15,084,100	14,563,258

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.6%*:
HMK Intermediate Holdings LLC	5.00	3/30/2019	476,795	476,248	476,199
Leslie’s Poolmart, Inc.	4.25	10/16/2019	538,554	538,554	526,270

Total Home and Office Furnishings, Housewares, and Durable Consumer Products			1,015,349	1,014,802	1,002,469

Hotels, Motels, Inns and Gaming — 1.0%*:
Cyan Blue Holdco 3 Ltd.+	6.50	2/25/2022	500,000	732,715	756,481
Full Moon Holdco 6 Ltd.+	6.00	6/19/2017	500,000	761,925	748,054

Total Hotels, Motels, Inns and Gaming			1,000,000	1,494,640	1,504,535

Insurance — 2.1%*:
Asurion LLC	5.00	5/24/2019	478,853	479,730	455,987
Hub International Ltd.	4.00	10/2/2020	1,725,660	1,719,331	1,684,141
York Risk Services Holding Corp.	4.75	10/1/2021	1,189,674	1,159,746	1,139,613

Total Insurance			3,394,187	3,358,807	3,279,741

Leisure, Amusement, Entertainment — 3.5%*:
AP NMT Acquisition B.V.+	6.75	8/13/2021	226,194	223,999	218,137
AP NMT Acquisition B.V.+	7.00	8/13/2021	539,039	649,868	598,810
Delta 2 (Lux) Sarl+	4.75	7/30/2021	1,587,247	1,582,569	1,554,518
Delta 2 (Lux) Sarl+	7.75	7/31/2022	437,500	436,758	420,000
SeaWorld Parks & Entertainment, Inc.	4.00	5/14/2020	1,109,808	1,110,531	1,091,773
WMG Acquisition Corp.	3.75	7/1/2020	1,590,878	1,572,623	1,557,931

Total Leisure, Amusement, Entertainment			5,490,666	5,576,348	5,441,169

See accompanying Notes to Schedule of Investments.

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2015

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Machinery Non-Agriculture, Non-Construction, Non-Electronic — 4.2%*:
Doncasters Finance US LLC	4.50%	4/9/2020	959,536	$957,706	$954,738
Gardner Denver, Inc.	4.25	7/30/2020	772,153	751,676	726,256
Husky Injection Molding Systems Ltd.+	4.25	6/30/2021	943,171	942,373	929,024
Husky Injection Molding Systems Ltd.+	7.25	6/30/2022	369,936	354,670	366,237
Intelligrated, Inc.	4.50	7/30/2018	1,107,110	1,098,337	1,093,271
Schenck Measuring and Process Technologies+	3.82	4/28/2017	2,000,000	1,934,286	1,977,500
Silver II US Holdings LLC	4.00	12/13/2019	445,480	441,336	405,017

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			6,597,386	6,480,384	6,452,043

Mining, Steel, Iron and Non-Precious Metals — 1.9%*:
Arch Coal, Inc.	6.25	5/16/2018	1,483,430	1,226,395	834,430
Boomerang Tube LLC††~	11.00	10/11/2017	249,123	245,042	124,561
H.C. Starck GmbH+	3.07	5/30/2016	500,000	679,250	514,401
H.C. Starck GmbH+	3.07	5/30/2016	500,000	493,609	447,500
Murray Energy Corp.	7.50	4/16/2020	748,125	727,622	579,587
Peabody Energy Corp.	4.25	9/24/2020	622,426	562,730	443,198

Total Mining, Steel, Iron and Non-Precious Metals			4,103,104	3,934,648	2,943,677

Oil and Gas — 3.3%*:
Caelus Energy Alaska O3 LLC	8.75	4/15/2020	1,692,308	1,527,522	1,193,077
CITGO Holding, Inc.	9.50	5/12/2018	1,070,435	1,054,021	1,052,377
Drillships Financing Holding, Inc.	6.00	3/31/2021	992,366	837,686	581,358
Drillships Ocean Ventures, Inc.	5.50	7/25/2021	252,687	250,577	167,405
Fieldwood Energy LLC	8.38	9/30/2020	1,613,838	1,063,743	443,805
Floatel International Ltd.	6.00	6/27/2020	405,439	402,191	260,495
Paragon Offshore Finance Co.+	3.75	7/18/2021	547,245	444,354	215,478
Sabine Oil & Gas LLC~	8.75	12/31/2018	700,000	708,183	117,250
Seadrill Partners Finco LLC	4.00	2/21/2021	631,031	624,938	380,720
Southcross Holdings Borrower LP	6.00	8/4/2021	145,590	144,979	106,038
Templar Energy LLC	8.50	11/25/2020	361,162	274,774	159,514
TPF II Power LLC	5.50	10/2/2021	516,424	513,085	515,458

Total Oil and Gas			8,928,525	7,846,053	5,192,975

Personal Transportation — 0.8%*:
Travelport Finance (Luxembourg) Sarl	5.75	9/2/2021	1,315,931	1,318,684	1,308,535

Personal, Food and Miscellaneous — 0.1%*:
Redtop Acquisitions Ltd.+	8.25	6/3/2021	156,380	154,897	155,142

Printing and Publishing — 1.9%*:
Cengage Learning Acquisitions, Inc.	7.00	3/31/2020	1,514,397	1,510,472	1,500,389
Eden Bidco Ltd.+	6.00	4/28/2022	548,625	574,971	609,459
Springer Science+Business Media Deutschland GmbH+	4.75	8/14/2020	906,994	908,925	896,409

Total Printing and Publishing			2,970,016	2,994,368	3,006,257

Retail Stores — 4.4%*:
Advantage Sales & Marketing, Inc.	4.25	7/23/2021	991,480	988,293	971,958
BJ’s Wholesale Club, Inc.	4.50	9/26/2019	1,630,265	1,633,493	1,612,332
FleetPride Corp.	5.25	11/19/2019	1,477,910	1,463,832	1,424,336
J. Crew Group, Inc.	4.00	3/5/2021	724,790	677,401	559,509
Kirk Beauty One GmbH+	6.00	8/13/2022	800,000	890,157	893,919
Maxeda DIY B.V.+	7.00	6/28/2019	583,334	644,322	601,484
Talbots, Inc. (The)	5.50	3/19/2020	739,364	728,928	725,190

Total Retail Stores			6,947,143	7,026,426	6,788,728

See accompanying Notes to Schedule of Investments.

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2015

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Telecommunications — 3.4%*:
Altice Financing SA+	5.50%		7/2/2019	260,976	$262,880	$260,455
Carros Finance Luxembourg Sarl	4.50		9/30/2021	290,784	290,156	289,513
Eircom Finco Sarl+	4.82		9/30/2019	988,319	1,324,656	1,086,203
Eircom Finco Sarl+	4.82		5/31/2022	500,000	544,321	550,040
ION Trading Finance Ltd.	4.25		6/10/2021	1,840,458	1,826,736	1,818,373
Numericable Group S.A.+	4.00		7/29/2022	500,000	553,386	554,973
Numericable US LLC+	4.50		5/21/2020	664,179	659,027	659,476

Total Telecommunications				5,044,716	5,461,162	5,219,033

Textiles and Leather — 1.1%*:
Fullbeauty Brands, Inc.	4.75		3/18/2021	1,739,635	1,743,539	1,735,286

Utilities — 0.3%*:
Calpine Construction Finance Co. LP	3.00		5/3/2020	491,206	491,111	477,944

Total Bank Loans				126,331,834	130,931,522	123,289,383

Corporate Bonds — 13.8%*:
Banking — 0.1%*:
Lock AS+	5.50	#	8/15/2020	100,000	110,705	111,517
Lock AS+	7.00		8/15/2021	100,000	134,225	116,786

Total Banking				200,000	244,930	228,303

Beverage, Food and Tobacco — 1.0%*:
EWOS Holding AS+	6.28	#	11/1/2020	1,000,000	166,715	124,512
Findus Bondco SA+	9.13		7/1/2018	100,000	139,052	116,221
Iglo Foods Bondco PLC+	4.46	#	6/15/2020	1,000,000	1,117,423	1,106,226
Pizzaexpress Financing 2 PLC+	6.63		8/1/2021	100,000	169,730	152,939

Total Beverage, Food and Tobacco				2,200,000	1,592,920	1,499,898

Buildings and Real Estate — 0.1%*:
Paroc Group Oy+	5.23	#	5/15/2020	100,000	137,565	106,124
Paroc Group Oy+	6.25		5/15/2020	100,000	137,565	108,667

Total Buildings and Real Estate				200,000	275,130	214,791

Cargo Transport — 0.4%*:
Florida East Coast Holdings Corp.^	6.75		5/1/2019	550,000	542,858	539,000
WFS Global Holding SAS+	9.50		7/15/2022	100,000	113,435	112,857

Total Cargo Transport				650,000	656,293	651,857

Chemicals, Plastics and Rubber — 0.4%*:
Ineos Finance PLC+	4.00		5/1/2023	150,000	162,382	153,363
Pinnacle Operating Corp.^	9.00		11/15/2020	500,000	532,460	485,000

Total Chemicals, Plastics and Rubber				650,000	694,842	638,363

Containers, Packaging and Glass — 0.5%*:
Horizon Holdings III SASU+	5.13		8/1/2022	200,000	219,550	223,815
Innovia Group Finance PLC+	4.96	#	3/31/2020	500,000	684,939	553,113

Total Containers, Packaging and Glass				700,000	904,489	776,928

Diversified/Conglomerate Manufacturing — 0.3%*:
Appvion, Inc.^	9.00		6/1/2020	460,000	467,450	227,700
Galapagos SA+	4.71	#	6/15/2021	200,000	272,630	208,954

Total Diversified/Conglomerate Manufacturing				660,000	740,080	436,654

Diversified/Conglomerate Service — 1.4%*:
Carlson Travel Holdings, Inc. PIK^	7.50		8/15/2019	470,000	474,919	471,175
Sabre GLBL, Inc.^	5.38		4/15/2023	1,061,000	1,081,488	1,045,085

See accompanying Notes to Schedule of Investments.

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2015

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Diversified/Conglomerate Service (continued):
Verisure Holding AB+	8.75%		9/1/2018	500,000	$578,068	$589,428

Total Diversified/Conglomerate Service				2,031,000	2,134,475	2,105,688

Finance — 2.9%*:
Arrow Global Finance PLC+	5.22	#	11/1/2021	150,000	167,752	168,314
Equiniti Newco 2 PLC+	6.34	#	12/15/2018	750,000	1,211,442	1,130,137
Equiniti Newco 2 PLC+	7.13		12/15/2018	550,000	868,178	848,819
Galaxy Bidco Ltd.+	5.59	#	11/15/2019	100,000	161,081	150,708
Lowell Group Financing PLC+	5.88		4/1/2019	100,000	166,730	152,561
Marlin Intermediate Holdings PLC+	10.50		8/1/2020	500,000	835,241	832,012
Travelex Financing PLC+	6.58	#	8/1/2018	700,000	1,121,594	1,053,630
Travelex Financing PLC+	8.00		8/1/2018	100,000	158,605	156,569

Total Finance				2,950,000	4,690,623	4,492,750

Grocery — 0.1%*:
Premier Foods Finance PLC+	5.59	#	3/16/2020	100,000	167,370	135,164

Healthcare, Education and Childcare — 1.6%*:
Care UK Health & Social Care PLC+	5.58	#	7/15/2019	543,000	800,841	757,352
Prospect Medical Holdings, Inc.^	8.38		5/1/2019	500,000	524,500	522,500
Tenet Healthcare Corp.^	3.84	#	6/15/2020	819,000	815,124	813,369
Unilabs Subholding AB+	7.25	#	7/15/2018	400,000	550,176	442,267

Total Healthcare, Education and Childcare				2,262,000	2,690,641	2,535,488

Hotels, Motels, Inns and Gaming — 0.5%*:
Gala Group Finance PLC+	8.88		9/1/2018	450,000	709,806	712,051

Insurance — 0.9%*:
Hastings Insurance Group Finance PLC+	6.58	#	10/21/2019	150,000	238,150	226,912
Hastings Insurance Group Finance PLC+	8.00		10/21/2020	500,000	821,751	806,295
TIG Finco PLC+	8.50	#	3/2/2020	46,609	68,270	73,420
TIG Finco PLC+^	8.75		4/2/2020	207,453	308,245	287,934

Total Insurance				904,062	1,436,416	1,394,561

Leisure, Amusement, Entertainment — 0.3%*:
Vougeot Bidco PLC+	5.23	#	7/15/2020	100,000	135,112	111,463
WMG Acquisition Corp.	6.25		1/15/2021	387,000	467,626	438,920

Total Leisure, Amusement, Entertainment				487,000	602,738	550,383

Oil and Gas — 0.5%*:
Sabine Pass Liquefaction LLC^	5.63		3/1/2025	495,000	495,000	436,219
Shelf Drilling Holdings Ltd.+^	8.63		11/1/2018	438,000	365,652	341,640

Total Oil and Gas				933,000	860,652	777,859

Personal Transportation — 0.1%*:
AA Bond Co. Ltd.+	5.50		7/31/2043	150,000	223,140	214,042

Personal, Food and Miscellaneous — 0.5%*:
Brakes Capital+	4.96	#	12/15/2018	100,000	136,645	111,740
Brakes Capital+	7.13		12/15/2018	300,000	513,954	467,440
Financiere Quick SAS+	4.73	#	4/15/2019	200,000	275,629	193,654

Total Personal, Food and Miscellaneous				600,000	926,228	772,834

Retail Stores — 1.4%*:
Boing Group Financing PLC+	6.63		7/15/2019	350,000	396,585	369,091
Brighthouse Group PLC+	7.88		5/15/2018	150,000	243,158	214,523
HD Supply, Inc.^	5.25		12/15/2021	1,000,000	1,025,040	1,005,000
House of Fraser Funding PLC+	6.34	#	9/15/2020	300,000	463,770	446,972
HSS Financing PLC+	6.75		8/1/2019	68,000	112,557	100,938

See accompanying Notes to Schedule of Investments.

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2015

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Retail Stores (continued):
Takko Luxembourg 2 S.C.A.+	9.88%		4/15/2019	100,000	$132,584	$68,162

Total Retail Stores				1,968,000	2,373,694	2,204,686

Telecommunications — 0.8%*:
Numericable-SFR+	5.38		5/15/2022	100,000	138,295	111,977
Numericable-SFR+	5.63		5/15/2024	100,000	138,165	110,623
Numericable-SFR+^	6.00		5/15/2022	646,000	645,257	622,582
Wind Acquisition Finance SA+	4.00		7/15/2020	150,000	161,101	165,096
Wind Acquisition Finance SA+	4.11	#	7/15/2020	150,000	159,292	166,772

Total Telecommunications				1,146,000	1,242,110	1,177,050

Total Corporate Bonds				19,241,062	23,166,577	21,519,350

Total Fixed Income				145,572,896	154,098,099	144,808,733

Short-Term Investments — 2.9%*:
Bank Deposit — 2.8%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01		10/1/2015	4,332,449	4,332,449	4,332,449

Bank Loans — 0.1%*:
Mining, Steel, Iron and Non-Precious Metals — 0.1%*:
Boomerang Tube LLC¤	11.32		10/7/2015	78,780	78,648	78,780

Total Short-Term Investments				4,411,229	4,411,097	4,411,229

Total Investments				149,984,125	158,509,196	149,219,962

Other assets and liabilities – 4.0%*						6,144,084

Net Assets – 100.0%						$155,364,046

MTN – Medium Term Note

PIK – Payment-in-kind

‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	63.4%
United Kingdom	18.3%
Germany	8.1%
France	2.6%
Canada	2.2%
Netherlands	1.5%
Ireland	1.1%
Other (Individually less than 1%)	2.8%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2015. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.
¤	For fair value measurement disclosure purposes, security is categorized as Level 3.
††	Illiquid security.
~	Defaulted security.
#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2015.

See accompanying Notes to Schedule of Investments.

Babson Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2015

A summary of outstanding derivatives at September 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED DEPRECIATION
10/13/15	Morgan Stanley	EUR	100,000	111,757	113,173	$(1,415)
10/13/15	Credit Suisse International	NOK	53,293	6,259	6,485	(226)

Net unrealized depreciation on forward foreign exchange contracts to buy						$(1,641)

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION
10/13/15	Morgan Stanley	EUR	18,821,105	21,034,051	21,047,857	$13,806
10/13/15	Morgan Stanley	GBP	12,844,421	19,429,278	19,748,512	319,234
10/13/15	Credit Suisse International	NOK	1,128,921	132,583	136,973	4,390

Net unrealized appreciation on forward foreign exchange contracts to sell						$337,430

Currency Legend

EUR – Euro

GBP – British Pound Sterling

NOK – Norwegian Krona

See accompanying Notes to Schedule of Investments.

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2015

			SHARES	COST	FAIR VALUE
Common Stocks — 0.5%*:
Maxeda DIY B.V.+			18,859,871	$373,738	$421,480
Maxeda DIY B.V.+			10,446	—	—

Total Common Stocks			18,870,317	373,738	421,480

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 92.2%*:
Asset-Backed Securities — 17.6%*:
CDO/CLO — 17.6%*:
Apidos CLO XII 2013-12A F^	5.18#	4/15/2025	500,000	449,095	384,597
Apidos CLO XV 2013-15A E^	5.78#	10/20/2025	500,000	463,174	393,729
Apidos CLO XVI 2013-16A D^	4.78#	1/19/2025	500,000	439,214	424,678
Atlas Senior Loan Fund VI Ltd. 2014-6A E^	5.48#	10/15/2026	800,000	732,247	688,146
Avery Point IV CLO Ltd. 2014-1A E^	4.88#	4/25/2026	500,000	461,844	423,039
BlueMountain CLO Ltd. 2014-1A^	Zero Coupon	4/30/2026	250,000	239,032	179,806
Carlyle Global Market Strategies CLO Ltd. 2013-3A D^	4.88#	7/15/2025	500,000	458,478	434,081
Carlyle Global Market Strategies CLO Ltd. 2013-4A E^	4.77#	10/15/2025	500,000	463,658	433,502
Carlyle Global Market Strategies CLO Ltd. 2013-4A F^	5.47#	10/15/2025	500,000	456,036	401,286
Carlyle Global Market Strategies CLO Ltd. 2014-1A E^	4.72#	4/17/2025	1,000,000	886,995	853,530
Carlyle Global Market Strategies CLO Ltd. 2014-5A D^	5.06#	10/16/2025	500,000	453,186	431,845
Dryden 41 Senior Loan Fund 2015-41A E^	5.99#	10/15/2027	500,000	464,995	464,995
Dryden XXXI Senior Loan Fund 2014-31A E^	4.53#	4/18/2026	1,000,000	893,124	834,813
Dryden XXXI Senior Loan Fund 2014-31A F^	5.63#	4/18/2026	500,000	461,931	396,150
Eaton Vance CLO Ltd. 2013-1A D^	5.28#	11/13/2024	500,000	465,926	442,137
GoldenTree Loan Opportunities VII Ltd. 2013-7A F^	5.53#	4/25/2025	500,000	467,468	410,656
LCM XIII LP 13A E^	5.13#	1/19/2023	750,000	704,081	666,388
LCM XV LP 15A E1^	4.73#	8/25/2024	500,000	467,854	423,030
LCM XVII LP 17A E^	5.02#	10/15/2026	1,000,000	898,202	853,256
Madison Park Funding XIIII Ltd. 2014-13A^	Zero Coupon	1/19/2025	500,000	386,635	394,021
Newhaven CLO Ltd. 1A E+^	5.18#	11/15/2028	500,000	619,648	532,305
Oak Hill Credit Partners X Ltd. 2014-10A^	Zero Coupon	7/20/2026	500,000	450,225	302,359
OHA Credit Partners IX Ltd. 2013-9A E^	5.28#	10/20/2025	500,000	468,808	444,126
Pinnacle Park CLO Ltd. 2014-1A E^	5.23#	4/15/2026	500,000	470,292	434,169
Seneca Park CLO Ltd. 2014-1A E^	4.98#	7/17/2026	1,020,000	929,066	866,848
Silver Spring CLO Ltd. 2014-1A E^	5.17#	10/15/2026	1,000,000	906,329	805,328
Tryon Park CLO Ltd. 2013-1A D^	4.68#	7/15/2025	500,000	464,381	428,521
Voya CLO Ltd. 2013-2A E^	5.78#	4/25/2025	500,000	467,051	397,841
Voya CLO Ltd. 2013-3A D^	4.78#	1/18/2026	750,000	676,984	633,805
Voya CLO Ltd. 2014-3A D^	5.28#	7/25/2026	500,000	457,839	432,169

Total CDO/CLO			18,070,000	16,623,798	15,211,156

Total Asset-Backed Securities			18,070,000	16,623,798	15,211,156

See accompanying Notes to Schedule of Investments.

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2015

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans — 28.0%*:
Automobile — 0.9%*:
RAC Finance (Holdings) Ltd.+	8.25%	12/17/2022	500,000	$790,835	$758,130

Beverage, Food and Tobacco — 0.9%*:
Deoleo SA+	4.50	6/11/2021	500,000	552,606	493,052
Telepizza SA+	7.00	10/20/2020	250,000	315,466	278,216

Total Beverage, Food and Tobacco			750,000	868,072	771,268

Broadcasting and Entertainment — 0.9%*:
All3Media International+	5.25	6/30/2021	500,000	834,190	734,629

Buildings and Real Estate — 2.8%*:
Alison Bidco Sarl+	5.50	8/29/2021	147,142	145,894	144,200
Builders FirstSource, Inc.	6.00	7/31/2022	720,538	718,615	713,786
DTZ US Borrower LLC	4.25	11/4/2021	748,125	744,396	739,477
Jeld-Wen, Inc.	5.25	10/15/2021	816,362	818,918	813,643

Total Buildings and Real Estate			2,432,167	2,427,823	2,411,106

Cargo Transport — 0.8%*:
Direct ChassisLink, Inc.¤	8.25	11/12/2019	491,667	486,551	483,063
Direct ChassisLink, Inc. (Add-On Facility)¤	8.25	10/31/2019	250,952	250,952	246,560

Total Cargo Transport			742,619	737,503	729,623

Chemicals, Plastics and Rubber — 1.2%*:
Methanol Holdings (Trinidad) Ltd.	4.25	6/30/2022	351,609	348,209	341,061
Styrolution Group GmbH+	6.50	11/7/2019	496,250	611,274	556,068
Univar, Inc.	4.25	7/1/2022	150,675	149,944	147,637

Total Chemicals, Plastics and Rubber			998,534	1,109,427	1,044,766

Containers, Packaging and Glass — 2.5%*:
Consolidated Container Co. LLC	7.75	1/3/2020	94,140	92,686	79,077
Coveris	4.50	5/8/2019	491,250	675,578	548,006
Hilex Poly Co. LLC	6.00	12/5/2021	791,477	794,182	786,863
Prolampac Intermediate, Inc.	5.00	8/18/2022	284,088	281,286	282,312
Prolampac Intermediate, Inc.	9.25	8/18/2023	500,000	490,120	487,500

Total Containers, Packaging and Glass			2,160,955	2,333,852	2,183,758

Diversified/Conglomerate Manufacturing — 0.9%*:
Quality Home Brands Holdings LLC	7.75	5/25/2018	129,529	128,743	129,584
Triple Point Technology, Inc.	5.25	7/10/2020	340,213	316,306	265,366
Triple Point Technology, Inc.††	9.25	7/10/2021	50,846	47,486	40,168
West Corp.	2.53	7/1/2019	366,003	355,300	357,768

Total Diversified/Conglomerate Manufacturing			886,591	847,835	792,886

Diversified/Conglomerate Service — 2.6%*:
Aquilex Holdings LLC	5.00	12/31/2020	98,320	98,134	96,845
Atrium Innovations, Inc.+	4.25	2/13/2021	462,876	461,536	435,682
MH Sub I LLC	4.75	7/8/2021	182,091	181,225	180,043
MH Sub I LLC	8.50	7/8/2022	650,000	646,282	638,625
Power Team Services LLC	8.25	11/6/2020	300,000	298,872	285,000
RP Crown Parent LLC	6.00	12/21/2018	546,811	548,335	485,295
RP Crown Parent LLC	11.25	12/20/2019	178,572	182,755	153,393

Total Diversified/Conglomerate Service			2,418,670	2,417,139	2,274,883

Ecological — 0.2%*:
Emerald 3 Ltd.+	8.00	5/31/2022	196,488	194,814	195,014

Finance — 2.1%*:
AssuredPartners Capital, Inc.	7.75	4/2/2022	288,111	284,321	290,632
Confie Seguros Holdings II Co.	5.75	11/9/2018	224,370	223,685	224,370

See accompanying Notes to Schedule of Investments.

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2015

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Finance (continued):
Intertrust Group Holding B.V.+	8.00%	4/16/2022	96,226	$95,630	$95,985
Moneygram International, Inc.	4.25	3/27/2020	637,533	603,304	599,810
P2 Newco Acquisition, Inc.	9.50	10/22/2021	103,373	102,586	102,469
Sedgwick, Inc.	3.75	3/1/2021	294,172	293,601	289,300
VFH Parent LLC	5.25	11/6/2019	212,892	212,058	212,892

Total Finance			1,856,677	1,815,185	1,815,458

Healthcare, Education and Childcare — 1.5%*:
Jaguar Holding Co. II	4.25	8/18/2022	268,067	266,746	264,633
Synarc-Biocore Holdings LLC	5.50	3/10/2021	394,868	391,782	367,227
Synarc-Biocore Holdings LLC	9.25	3/10/2022	500,000	495,956	460,000
Tecomet, Inc.	5.75	12/5/2021	208,282	202,699	197,347

Total Healthcare, Education and Childcare			1,371,217	1,357,183	1,289,207

Leisure, Amusement, Entertainment — 1.0%*:
AP NMT Acquisition B.V.+	7.00	8/13/2021	402,269	489,347	446,875
AP NMT Acquisition B.V.+	10.00	8/13/2022	300,000	279,251	270,000
Delta 2 (Lux) Sarl+	7.75	7/31/2022	125,000	124,688	120,000

Total Leisure, Amusement, Entertainment			827,269	893,286	836,875

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.6%*:
Gardner Denver, Inc.	4.25	7/30/2020	296,403	291,686	278,785
Husky Injection Molding Systems Ltd.+	7.25	6/30/2022	178,703	175,118	176,916
TCH-2 Holding LLC	5.50	5/6/2021	53,953	53,519	53,414

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			529,059	520,323	509,115

Mining, Steel, Iron and Non-Precious Metals — 0.8%*:
Arch Coal, Inc.	6.25	5/16/2018	740,455	732,411	416,506
Boomerang Tube LLC††~	11.00	10/11/2017	249,123	245,042	124,562
Murray Energy Corp.	7.50	4/16/2020	199,344	193,881	154,436

Total Mining, Steel, Iron and Non-Precious Metals			1,188,922	1,171,334	695,504

Oil and Gas — 2.0%*:
American Energy—Marcellus LLC	8.50	8/4/2021	60,369	59,611	6,439
Caelus Energy Alaska O3 LLC	8.75	4/15/2020	846,154	760,135	596,538
CITGO Holding, Inc.	9.50	5/12/2018	138,217	131,501	135,886
Drillships Ocean Ventures, Inc.	5.50	7/25/2021	126,344	125,289	83,703
Fieldwood Energy LLC	8.38	9/30/2020	1,224,231	893,387	336,663
Floatel International Ltd.	6.00	6/27/2020	202,719	201,096	130,247
Jonah Energy LLC	7.50	5/12/2021	173,566	171,473	138,853
Paragon Offshore Finance Co.	3.75	7/18/2021	481,089	378,472	189,429
Seadrill Partners Finco LLC	4.00	2/21/2021	128,690	103,308	77,643
Southcross Holdings Borrower LP	6.00	8/4/2021	72,795	72,489	53,019

Total Oil and Gas			3,454,174	2,896,761	1,748,420

Printing and Publishing — 3.6%*:
Cengage Learning Acquisitions, Inc.	7.00	3/31/2020	965,532	964,091	956,601
Eden Bidco Ltd.+	6.00	4/28/2022	498,750	522,701	554,054
Houghton Mifflin Harcourt Publishing Co.	4.00	5/31/2021	132,496	131,867	130,840
Springer Science+Business Media Deutschland GmbH+	9.00	8/14/2021	1,300,000	1,500,165	1,485,303

Total Printing and Publishing			2,896,778	3,118,824	3,126,798

Retail Stores — 1.8%*:
Bass Pro Group LLC	4.00	6/5/2020	178,908	178,486	177,790
Hudson’s Bay Co.	4.75	9/30/2022	184,299	183,377	184,815

See accompanying Notes to Schedule of Investments.

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2015

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Retail Stores (continued):
J. Crew Group, Inc.	4.00%		3/5/2021	497,481	$468,318	$384,035
Maxeda DIY B.V.+	1.00		6/28/2019	354,630	378,897	365,663
Maxeda DIY B.V.+	7.00		6/28/2019	228,704	252,413	235,820
Staples, Inc.	3.50		4/7/2021	163,842	163,024	162,881

Total Retail Stores				1,607,864	1,624,515	1,511,004

Telecommunications — 0.6%*:
Eircom Finco Sarl+	4.83		9/30/2019	494,159	658,290	543,101

Utilities — 0.3%*:
Texas Competitive Electric Holdings Co. LLC	4.83		10/10/2017	650,000	546,694	247,735

Total Bank Loans				26,462,143	27,163,885	24,219,280

Corporate Bonds — 46.6%*:
Aerospace and Defense — 0.7%*:
CPI International, Inc.	8.75		2/15/2018	597,000	610,951	595,508

Automobile — 2.9%*:
Allied Specialty Vehicles, Inc.^	8.50		11/1/2019	1,000,000	1,026,611	1,040,000
International Automotive Components Group SA^	9.13		6/1/2018	940,000	961,991	954,100
JB Poindexter & Co., Inc.^	9.00		4/1/2022	500,000	523,567	526,250

Total Automobile				2,440,000	2,512,169	2,520,350

Banking — 0.3%*:
Lock AS+	7.00		8/15/2021	250,000	335,562	291,965

Beverage, Food and Tobacco — 0.8%*:
EWOS Holding AS+	6.75		11/1/2020	200,000	273,757	239,124
Findus Bondco SA+	9.13		7/1/2018	200,000	290,059	232,441
Pizzaexpress Financing 2 PLC+	6.63		8/1/2021	150,000	254,595	229,409

Total Beverage, Food and Tobacco				550,000	818,411	700,974

Broadcasting and Entertainment — 3.3%*:
Harron Communications LP/Harron Finance Corp.^	9.13		4/1/2020	500,000	539,262	531,250
RCN Telecom Services LLC/RCN Capital Corp.^	8.50		8/15/2020	775,000	777,802	800,187
Sirius XM Radio, Inc.^	5.38		4/15/2025	959,000	959,000	915,845
Unitymedia GmbH+	3.75		1/15/2027	300,000	335,460	278,206
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH+	4.00		1/15/2025	200,000	212,990	211,079
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH+	6.25		1/15/2029	100,000	133,825	117,886

Total Broadcasting and Entertainment				2,834,000	2,958,339	2,854,453

Buildings and Real Estate — 1.4%*:
Deutsche Raststaetten Gruppe IV GmbH+	6.75		12/30/2020	100,000	135,605	118,462
Keystone Financing PLC+	9.50		10/15/2019	350,000	563,826	561,230
Paroc Group Oy+	5.23	#	5/15/2020	100,000	137,565	106,124
Paroc Group Oy+	6.25		5/15/2020	100,000	137,565	108,667
William Lyon Homes, Inc.^	7.00		8/15/2022	295,000	300,870	303,113

Total Buildings and Real Estate				945,000	1,275,431	1,197,596

Cargo Transport — 2.2%*:
Moto Finance PLC+	6.38		9/1/2020	200,000	300,912	306,211
OPE KAG Finance Sub, Inc.^	7.88		7/31/2023	1,367,000	1,367,000	1,387,505

See accompanying Notes to Schedule of Investments.

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2015

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Cargo Transport (continued):
WFS Global Holding SAS+	9.50%		7/15/2022	150,000	$170,153	$169,286

Total Cargo Transport				1,717,000	1,838,065	1,863,002

Chemicals, Plastics and Rubber — 2.6%*:
Consolidated Energy Finance SA+^	6.75		10/15/2019	500,000	508,337	472,500
Ineos Finance PLC+	4.00		5/1/2023	400,000	433,020	408,968
OMNOVA Solutions, Inc.	7.88		11/1/2018	800,000	819,242	792,000
Pinnacle Operating Corp.^	9.00		11/15/2020	600,000	615,096	582,000

Total Chemicals, Plastics and Rubber				2,300,000	2,375,695	2,255,468

Containers, Packaging and Glass — 3.0%*:
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp.^	6.00		10/15/2022	177,000	177,000	177,442
Coveris Holdings SA^	7.88		11/1/2019	900,000	902,959	852,750
Horizon Holdings III SASU+	5.13		8/1/2022	100,000	109,775	111,908
Innovia Group Finance PLC+	4.96	#	3/31/2020	100,000	136,119	110,622
Mustang Merger Corp.^	8.50		8/15/2021	750,000	746,240	778,125
ProGroup AG+	5.13		5/1/2022	100,000	108,255	113,975
SIG Combibloc Holdings SCA+	7.75		2/15/2023	400,000	459,340	458,134

Total Containers, Packaging and Glass				2,527,000	2,639,688	2,602,956

Diversified Natural Resources, Precious Metals and Minerals — 0.1%*:
Cemex SAB de CV+	4.38		3/5/2023	100,000	111,980	100,566

Diversified/Conglomerate Manufacturing — 2.4%*:
Appvion, Inc.^	9.00		6/1/2020	500,000	512,399	247,500
CTP Transportation Products LLC/CTP Finance, Inc.^	8.25		12/15/2019	648,000	664,638	688,500
Galapagos SA+	5.38		6/15/2021	175,000	219,366	184,301
StoneMor Partners LP/Cornerstone Family Services of WV	7.88		6/1/2021	500,000	517,362	513,750
West Corp.^	5.38		7/15/2022	500,000	475,166	461,875

Total Diversified/Conglomerate Manufacturing				2,323,000	2,388,931	2,095,926

Diversified/Conglomerate Service — 1.5%*:
Carlson Travel Holdings, Inc. PIK^	7.50		8/15/2019	665,000	673,756	666,662
Zachry Holdings, Inc.^	7.50		2/1/2020	671,000	673,060	662,613

Total Diversified/Conglomerate Service				1,336,000	1,346,816	1,329,275

Electronics — 1.2%*:
Audatex North America, Inc.^	6.13		11/1/2023	1,000,000	995,098	1,005,000

Finance — 2.2%*:
Arrow Global Finance PLC+	5.22	#	11/1/2021	100,000	123,203	112,209
Cabot Financial Luxembourg SA+	10.38		10/1/2019	100,000	173,089	162,429
Equiniti Newco 2 PLC+	7.13		12/15/2018	200,000	313,974	308,661
Galaxy Bidco Ltd.+	6.38		11/15/2020	100,000	161,665	151,880
Galaxy Finco Ltd.+	7.88		11/15/2021	100,000	165,355	149,006
Lowell Group Financing PLC+	5.88		4/1/2019	100,000	166,730	152,561
National Financial Partners Corp.^	9.00		7/15/2021	279,000	277,671	269,235
TMF Group Holding B.V.+	9.88		12/1/2019	500,000	715,397	592,311

Total Finance				1,479,000	2,097,084	1,898,292

Grocery — 0.7%*:
Post Holdings, Inc.^	7.75		3/15/2024	319,000	319,000	326,975
Premier Foods Finance PLC+	6.50		3/15/2021	200,000	339,223	269,881

Total Grocery				519,000	658,223	596,856

See accompanying Notes to Schedule of Investments.

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2015

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Healthcare, Education and Childcare — 4.6%*:
Alere, Inc.^	6.38%		7/1/2023	490,000	$490,000	$497,350
Care UK Health & Social Care PLC+	5.58	#	7/15/2019	100,000	152,909	139,475
Cerberus Nightingale 1 Sarl+	8.25		2/1/2020	550,000	630,757	619,179
Cognita Financing PLC+	7.75		8/15/2021	250,000	390,413	383,860
HomeVi SAS+	6.88		8/15/2021	250,000	334,500	288,080
Priory Group No. 3 PLC+	8.88		2/15/2019	500,000	806,402	780,957
Tenet Healthcare Corp.^	3.84	#	6/15/2020	750,000	746,451	744,844
Tenet Healthcare Corp.	6.75		6/15/2023	294,000	292,571	291,795
Unilabs Subholding AB+	8.50		7/15/2018	200,000	283,812	231,302

Total Healthcare, Education and Childcare				3,384,000	4,127,815	3,976,842

Hotels, Motels, Inns and Gaming — 0.2%*:
Gala Electric Casinos PLC+	11.50		6/1/2019	100,000	176,084	160,730

Insurance — 0.6%*:
Hastings Insurance Group Finance PLC+	8.00		10/21/2020	100,000	159,915	161,259
TIG Finco PLC+	8.50	#	3/2/2020	15,734	25,225	24,785
TIG Finco PLC+^	8.75		4/2/2020	266,163	409,079	369,420

Total Insurance				381,897	594,219	555,464

Leisure, Amusement, Entertainment — 2.8%*:
Allegiant Travel Co.	5.50		7/15/2019	700,000	717,282	701,313
CPUK Finance Ltd.+	7.00		8/28/2020	150,000	234,082	226,912
Dometic Group AB PIK+	9.50		6/26/2019	500,000	679,495	575,461
Interval Acquisition Corp.^	5.63		4/15/2023	459,000	459,000	452,115
Vougeot Bidco PLC+	7.88		7/15/2020	300,000	509,727	473,693

Total Leisure, Amusement, Entertainment				2,109,000	2,599,586	2,429,494

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 1.0%*:
KraussMaffei Group GmbH+	8.75		12/15/2020	80,000	115,019	95,199
Xerium Technologies, Inc.	8.88		6/15/2018	720,000	735,894	730,800

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic				800,000	850,913	825,999

Mining, Steel, Iron and Non-Precious Metals — 0.3%*:
Constellium NV	7.00		1/15/2023	250,000	307,213	244,990

Oil and Gas — 4.5%*:
Baytex Energy Corp.+^	5.63		6/1/2024	350,000	288,208	276,500
California Resources Corp.	6.00		11/15/2024	400,000	400,000	238,250
Calumet Specialty Products Partners LP/Calumet Finance Corp.	6.50		4/15/2021	500,000	500,000	450,000
Citgo Holding, Inc.^	10.75		2/15/2020	350,000	338,926	342,125
Kosmos Energy Ltd.^	7.88		8/1/2021	571,000	527,942	485,350
Millennium Offshore Services Superholdings LLC+^	9.50		2/15/2018	500,000	515,395	426,358
Seventy Seven Energy, Inc.	6.50		7/15/2022	440,000	440,000	178,200
Shelf Drilling Holdings Ltd.+^	8.63		11/1/2018	439,000	366,486	342,420
Sunoco LP/Sunoco Finance Corp.^	5.50		8/1/2020	1,000,000	1,000,000	985,000
Welltec A/S+^	8.00		2/1/2019	174,000	147,009	157,905

Total Oil and Gas				4,724,000	4,523,966	3,882,108

Personal Transportation — 0.2%*:
AA Bond Co. Ltd.+	5.50		7/31/2022	150,000	223,140	214,042

Personal, Food and Miscellaneous — 1.4%*:
Brakes Capital+	7.13		12/15/2018	500,000	842,006	779,066
TeamSystem Holding SpA+	7.38		5/15/2020	350,000	476,132	403,018

Total Personal, Food and Miscellaneous				850,000	1,318,138	1,182,084

See accompanying Notes to Schedule of Investments.

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2015

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Retail Stores — 2.7%*:
Boing Group Financing PLC+	6.63%		7/15/2019	200,000	$272,200	$210,909
Brighthouse Group PLC+	7.88		5/15/2018	150,000	243,158	214,523
Dollar Tree, Inc.^	5.25		3/1/2020	50,000	51,338	51,270
Dollar Tree, Inc.^	5.75		3/1/2023	700,000	722,137	726,250
House of Fraser Funding PLC+	6.34	#	9/15/2020	150,000	231,885	223,486
HSS Financing PLC+	6.75		8/1/2019	68,000	112,557	100,938
Kirk Beauty Zero GmbH	6.25		7/15/2022	550,000	614,378	634,629
Takko Luxembourg 2 S.C.A.+	9.88		4/15/2019	200,000	259,013	136,323

Total Retail Stores				2,068,000	2,506,666	2,298,328

Telecommunications — 3.0%*:
Altice US Finance I Corp.^	5.38		7/15/2023	341,000	341,000	327,360
CCO Holdings LLC/CCO Holdings Capital Corp.^	5.88		5/1/2027	391,000	391,000	362,652
CommScope Technologies Finance LLC^	6.00		6/15/2025	338,000	338,000	324,270
eircom Finance Ltd.+	9.25		5/15/2020	100,000	147,157	119,789
Frontier Communications Corp.^	10.50		9/15/2022	502,000	504,995	489,450
Numericable-SFR+	5.63		5/15/2024	100,000	138,165	110,623
Numericable-SFR+^	6.00		5/15/2022	315,000	315,000	303,581
UPC Holding B.V.+	6.75		3/15/2023	200,000	213,414	220,357
Wind Acquisition Finance SA+	3.98	#	7/15/2020	100,000	135,965	110,958
Wind Acquisition Finance SA+	4.00		7/15/2020	200,000	243,365	220,127

Total Telecommunications				2,587,000	2,768,061	2,589,167

Total Corporate Bonds				38,320,897	42,958,244	40,267,435

Total Fixed Income				82,853,040	86,745,927	79,697,871

	STRIKE PRICE		EXPIRATION DATE	NOTIONAL	COST	FAIR VALUE
Purchased Option — 1.5%*:
Put Option — 1.5%*:
OTC—BCM Swaption with Citibank	$98.00		03/16/2016	40,000,000	1,348,000	1,348,000

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Short-Term Investments — 8.9%*:
Bank Deposit — 8.8%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01%		10/1/2015	7,576,766	7,576,766	7,576,766

Bank Loan — 0.1%*:
Mining, Steel, Iron and Non-Precious Metals — 0.1%*:
Boomerang Tube LLC¤	11.28		10/7/2015	78,780	78,649	78,780

Total Short-Term Investments				7,655,546	7,655,415	7,655,546

Total Investments				149,378,903	96,123,080	89,122,897

Other assets and liabilities – (3.1%)*						(2,689,009)

Net Assets – 100.0%						$86,433,888

MTN	Medium Term Note
OTC	Over the Counter
PIK	Payment-in-kind
‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.

See accompanying Notes to Schedule of Investments.

Babson Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2015

*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	50.0%
Cayman Islands	18.3%
United Kingdom	11.9%
Germany	5.1%
Netherlands	3.0%
France	2.0%
Ireland	1.5%
Switzerland	1.3%
Canada	1.1%
Sweden	1.0%
Spain	1.0%
United Arab Emirates	1.0%
Other (Individually less than 1%)	2.8%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2015. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.
¤	For fair value measurement disclosure purposes, security is categorized as Level 3.
††	Illiquid security.
~	Defaulted security.
#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2015.

A summary of outstanding derivatives at September 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/13/15	Morgan Stanley	CHF	232,644	238,791	238,121	$(670)
10/13/15	Morgan Stanley	EUR	10,900,330	12,181,968	12,192,068	10,100
10/13/15	Morgan Stanley	GBP	5,511,645	8,337,260	8,474,246	136,986

Net unrealized appreciation on forward foreign exchange contracts to sell						$146,416

Currency Legend

CHF – Swiss Franc

EUR – Euro

GBP – British Pound Sterling

WRITTEN OPTION

TYPE OF CONTRACT	EXPIRATION DATE	STRIKE PRICE	COUNTERPARTY	NUMBER OF CONTRACTS/ NOTIONAL AMOUNTS	PREMIUMS RECEIVED	VALUE AT SEPTEMBER 30, 2015
OTC—BMC Swaption	03/16/16	95.00	Citibank	40,000,000	$972,000	$(972,000)

See accompanying Notes to Schedule of Investments.

Babson Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2015

	DIVIDEND RATE			SHARES	COST	FAIR VALUE
Convertible Preferred Stocks — 0.2%*:
Anadarko Petroleum Corp.	7.50			2,100	$102,375	$78,603
Southwestern Energy Co.	6.25			900	38,772	27,972

Total Convertible Preferred Stocks				3,000	141,147	106,575

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 95.4%*:
Asset-Backed Securities — 19.4%*:
321 Henderson Receivables II LLC 2006-3A A1^	0.41	#	9/15/2041	285,176	274,191	277,206
Access Group, Inc. 2015-1 A^	0.89	#	7/25/2056	220,693	215,744	214,144
Access Group, Inc. 2015-1 B^	1.69	#	7/25/2058	100,000	86,088	84,435
ALM XIV Ltd. 2014-14A A1^	1.71	#	7/28/2026	500,000	498,763	497,153
American Credit Acceptance Receivables Trust 2015-3 A^†	1.95		9/12/2019	160,000	159,989	159,989
Atlas Senior Loan Fund V Ltd. 2014-1A A^	1.83	#	7/16/2026	500,000	499,607	497,752
Avis Budget Rental Car Funding AESOP LLC 2010-5A A^	3.15		3/20/2017	335,000	337,999	336,955
Carlyle Global Market Strategies CLO Ltd. 2014-1A A^	1.79	#	4/17/2025	500,000	500,000	498,355
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1^	1.78	#	10/15/2026	250,000	250,000	248,686
Citi Held For Asset Issuance 2015-PM1 A^	1.85		12/15/2021	86,193	86,192	86,166
CKE Restaurant Holdings, Inc. 2013-1A A2^	4.47		3/20/2043	221,375	226,784	229,275
CLI Funding V LLC 2013-1A^	2.83		3/18/2028	75,000	74,607	75,413
College Loan Corp. Trust I 2005-2 B	0.78	#	1/15/2037	261,032	227,547	225,367
CPS Auto Receivables Trust 2011-C A^	4.21		3/15/2019	108,807	110,222	109,684
CPS Auto Receivables Trust 2012-A A^	2.78		6/17/2019	169,533	170,726	170,523
CPS Auto Receivables Trust 2013-A A^	1.31		6/15/2020	256,649	255,553	254,828
CPS Auto Receivables Trust 2015-C A^	1.77		6/17/2019	100,000	99,992	99,963
CPS Auto Receivables Trust 2015-C B^	2.55		2/18/2020	100,000	99,982	100,235
DB Master Finance LLC 2015-1 A2I^	3.26		2/20/2045	203,975	204,039	205,208
Diamond Resorts Owner Trust 2015-1 A^	2.73		7/20/2027	87,428	87,419	88,248
DRB Prime Student Loan Trust 2015-B A3^	2.54		4/27/2026	100,000	99,989	99,989
Drive Auto Receivables Trust 2015-CA A3^	1.38		10/15/2018	225,000	224,993	224,682
Drug Royalty LP 1 2012-1 A1^	5.54	#	7/15/2024	90,923	93,703	93,659
Elara HGV Timeshare Issuer LLC 2014-A B^	3.02		2/25/2027	68,476	67,840	68,326
Entegry New Orleans Storm Recovery Funding I LLC 2015-1 A	2.67		6/1/2027	180,000	179,957	183,635
First Investors Auto Owner Trust 2015-2A A1^	1.59		12/16/2019	58,292	58,291	58,312
Flagship Credit Auto Trust 2015-2 A^	1.98		10/15/2020	136,026	136,012	135,991
FRS I LLC 2013-1A A1^	1.80		4/15/2043	59,318	58,691	58,983
Global SC Finance II SRL 2014-1A A1+^	3.19		7/17/2029	273,833	273,770	274,581
LCM XVI LP 16A A^	1.78	#	7/15/2026	250,000	250,000	248,887
Madison Park Funding XIV Ltd. 2014-14A A2^	1.73	#	7/20/2026	250,000	249,845	248,471
Miramax LLC 2014-1A A2^	3.34		7/20/2026	82,680	83,274	83,027

See accompanying Notes to Schedule of Investments.

Babson Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2015

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
MVW Owner Trust 2015-1A A^	2.52%		12/20/2032	97,603	$97,596	$98,349
Navient Private Education Loan Trust 2015-BA A1^	0.81	#	5/15/2023	71,246	71,153	71,153
Nelnet Student Loan Trust 2008-3 A4	1.98	#	11/25/2024	225,000	229,614	225,840
Ocwen Master Advance Receivables Trust 2015-1 AT1^	2.54		9/17/2046	100,000	100,000	100,000
OneMain Financial Issuance Trust 2014-2A A^	2.47		9/18/2024	230,000	230,844	229,982
Popular ABS Mortgage Pass-Through Trust 2006-B A3	0.48	#	5/25/2036	167,722	160,617	160,234
Santander Drive Auto Receivables Trust 2014-4 B	1.82		5/15/2019	260,000	261,231	261,825
Sierra Timeshare Receivables Funding LLC 2015-2A B^	3.02		6/20/2032	87,990	87,971	87,891
Sierra Timeshare Receivables Funding LLC 2014-1A A^	2.07		3/20/2030	204,420	203,092	205,624
SLC Private Student Loan Trust 2006-A A5	0.46	#	7/15/2036	403,934	401,534	400,472
SLC Private Student Loan Trust 2006-A C	0.74	#	7/15/2036	250,000	221,154	221,777
SLC Student Loan Trust 2005-1 B	0.52	#	2/15/2045	228,012	194,135	189,656
SLM Student Loan Trust 2003-14 A6	0.60	#	7/25/2025	40,000	38,269	38,341
SLM Student Loan Trust 2003-4 B	0.99	#	6/15/2038	159,480	145,440	140,619
SLM Student Loan Trust 2005-4 B	0.48	#	7/25/2040	214,358	180,289	179,453
SLM Student Loan Trust 2006-1 A5	0.41	#	7/26/2021	100,000	96,331	96,380
SLM Student Loan Trust 2008-5 A4	2.00	#	7/25/2023	100,000	101,225	100,440
SLM Student Loan Trust 2012-5 A2	0.49	#	6/25/2019	137,095	136,133	135,872
SoFi Professional Loan Program 2015-C LLC^	2.51		8/25/2033	98,364	97,828	98,457
Sonic Capital LLC 2011-1A A2^	5.44		5/20/2041	217,340	228,163	229,395
TAL Advantage I LLC 2006-1A^	0.41	#	4/20/2021	157,500	156,784	156,968

Total Asset-Backed Securities				9,845,473	9,681,212	9,666,856

Convertible Bonds — 0.4%*:
Oil&Gas — 0.2%*:
Whiting Petroleum Corp.^	1.25		4/1/2020	80,000	79,751	65,150

Retail — 0.0%*:
GNC Holdings, Inc.^	1.50		8/15/2020	10,000	10,000	9,225

Semiconductors — 0.2%*:
Micron Technology, Inc.	3.00		11/15/2043	135,000	124,798	113,484

Total Convertible Bonds				225,000	214,549	187,859

Corporate Bonds — 37.0%*:
Aerospace/Defense — 0.5%*:
Harris Corp.	2.00		4/27/2018	250,000	251,154	249,090

Agriculture — 1.2%*:
BAT International Finance PLC+^	1.85		6/15/2018	200,000	201,094	200,912
Imperial Tobacco Finance PLC+^	2.05		7/20/2018	200,000	199,120	199,883
Reynolds American, Inc.	2.30		6/12/2018	200,000	202,548	202,151

Total Agriculture				600,000	602,762	602,946

Apparel — 0.4%*:
Hanesbrands, Inc.	6.38		12/15/2020	200,000	209,647	207,000

Auto Manufacturers — 0.9%*:
Ford Motor Credit Co. LLC	2.24		6/15/2018	200,000	200,773	199,417

See accompanying Notes to Schedule of Investments.

Babson Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2015

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Auto Manufacturers (continued):
General Motors Financial Co.	3.20%	7/13/2020	225,000	$224,940	$221,970

Total Auto Manufacturers			425,000	425,713	421,387

Biotechnology — 0.5%*:
Celgene Corp.	2.13	8/15/2018	230,000	229,987	231,822

Chemicals — 0.6%*:
Airgas, Inc.	2.38	2/15/2020	150,000	148,564	148,692
RPM International, Inc.	6.13	10/15/2019	150,000	168,126	167,964

Total Chemicals			300,000	316,690	316,656

Commercial Banks — 6.9%*:
ABN AMRO Bank NV+^	4.25	2/2/2017	200,000	207,735	207,055
Bank of America Corp.	5.42	3/15/2017	350,000	368,674	367,661
CIT Group, Inc.	4.25	8/15/2017	200,000	204,040	202,500
Citigroup, Inc.	5.50	2/15/2017	350,000	368,931	368,484
Credit Agricole SA+^	2.13	4/17/2018	200,000	201,895	201,644
Credit Suisse+	1.75	1/29/2018	250,000	250,698	250,023
Goldman Sachs Group, Inc. (The)	2.38	1/22/2018	350,000	355,829	354,571
Intesa Sanpaolo SpA+	3.88	1/16/2018	200,000	206,435	206,027
Itau Unibanco Holding SA+^	2.85	5/26/2018	250,000	249,304	234,175
Morgan Stanley	2.13	4/25/2018	200,000	202,182	201,178
Nordea Bank AB+^	2.50	9/17/2020	175,000	174,586	176,249
Regions Bank	7.50	5/15/2018	212,000	241,814	237,686
Santander Holdings USA, Inc.	3.45	8/27/2018	200,000	206,470	206,673
SVB Financial Group	5.38	9/15/2020	200,000	223,580	222,935

Total Commercial Banks			3,337,000	3,462,173	3,436,861

Commercial Services — 1.1%*:
ADT Corp. (The)	2.25	7/15/2017	250,000	249,442	246,250
McGraw Hill Financial, Inc.^	2.50	8/15/2018	85,000	84,904	85,646
Western Union Co. (The)	5.93	10/1/2016	200,000	208,402	208,716

Total Commercial Services			535,000	542,748	540,612

Construction Materials — 0.5%*:
Masco Corp.	7.13	3/15/2020	200,000	233,201	230,500

Diversified Financial Services — 2.2%*:
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust+	2.75	5/15/2017	250,000	249,668	246,250
Air Lease Corp.	2.13	1/15/2018	100,000	99,276	99,000
Air Lease Corp.	2.63	9/4/2018	125,000	124,399	124,835
Air Lease Corp.	3.38	1/15/2019	200,000	204,980	202,500
Ally Financial, Inc.	4.75	9/10/2018	200,000	206,655	203,750
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	3.50	3/15/2017	200,000	201,747	200,624

Total Diversified Financial Services			1,075,000	1,086,725	1,076,959

Electronics — 0.1%*:
Tech Data Corp.	3.75	9/21/2017	60,000	62,018	61,531

Environmental Control — 0.4%*:
Clean Harbors, Inc.	5.25	8/1/2020	200,000	205,073	202,000

Food — 0.8%*:
JBS Investments GmbH+^	7.75	10/28/2020	200,000	219,157	205,000
Tyson Foods, Inc.	2.65	8/15/2019	200,000	202,389	201,508

Total Food			400,000	421,546	406,508

Forest Products&Paper — 0.5%*:
Domtar Corp.	10.75	6/1/2017	26,000	29,676	29,612

See accompanying Notes to Schedule of Investments.

Babson Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2015

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Forest Products&Paper (continued):
Sappi Papier Holding GmbH+^	7.75%	7/15/2017	200,000	$215,222	$210,000

Total Forest Products&Paper			226,000	244,898	239,612

Healthcare-Products — 0.4%*:
Zimmer Biomet Holdings, Inc.	2.00	4/1/2018	200,000	200,848	200,250

Healthcare-Services — 1.0%*:
Anthem, Inc.	1.88	1/15/2018	250,000	250,105	250,097
Laboratory Corp. of America Holdings	2.63	2/1/2020	250,000	249,723	250,771

Total Healthcare-Services			500,000	499,828	500,868

Holding Companies-Divers — 0.5%*:
Hutchison Whampoa International 14 Ltd.+^	1.63	10/31/2017	250,000	249,642	249,035

Home Builders — 0.8%*:
DR Horton, Inc.	3.75	3/1/2019	200,000	202,263	201,250
Lennar Corp.	4.50	11/15/2019	200,000	204,873	201,700

Total Home Builders			400,000	407,136	402,950

Insurance — 0.9%*:
TIAA Asset Management Finance Co. LLC^	2.95	11/1/2019	200,000	202,543	202,780
Willis Group Holdings PLC+	5.75	3/15/2021	200,000	225,335	223,720

Total Insurance			400,000	427,878	426,500

Internet — 1.0%*:
Alibaba Group Holding Ltd.+^	2.50	11/28/2019	250,000	248,073	245,347
Expedia, Inc.	7.46	8/15/2018	200,000	227,547	225,727

Total Internet			450,000	475,620	471,074

Investment Company Security — 0.8%*:
Ares Capital Corp.	4.88	11/30/2018	200,000	209,798	206,629
FS Investment Corp.	4.00	7/15/2019	200,000	204,109	202,690

Total Investment Company Security			400,000	413,907	409,319

Iron/Steel — 0.4%*:
Allegheny Technologies, Inc.	5.95	1/15/2021	200,000	205,803	180,000

IT Services — 0.5%*:
Leidos Holdings, Inc.	4.45	12/1/2020	250,000	251,804	248,693

Lodging — 0.5%*:
Marriott International, Inc.	2.88	3/1/2021	165,000	164,599	165,706
Wyndham Worldwide Corp.	2.95	3/1/2017	100,000	101,159	101,219

Total Lodging			265,000	265,758	266,925

Machinery-Diversified — 0.4%*:
Case New Holland Industrial, Inc.+	7.88	12/1/2017	200,000	218,570	211,000

Media — 0.8%*:
CCO Safari II LLC^	3.58	7/23/2020	225,000	225,000	223,343
Sirius XM Radio, Inc.^	4.25	5/15/2020	200,000	200,483	195,500

Total Media			425,000	425,483	418,843

Mining — 0.6%*:
Glencore Finance Canada Ltd.+^	2.70	10/25/2017	350,000	349,910	314,825

Miscellaneous Manufactur — 1.0%*:
Harsco Corp.	5.75	5/15/2018	300,000	307,290	301,125
Tyco Electronics Group SA+	2.38	12/17/2018	200,000	202,546	202,065

Total Miscellaneous Manufactur			500,000	509,836	503,190

See accompanying Notes to Schedule of Investments.

Babson Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2015

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Oil&Gas — 1.3%*:
Rowan Cos., Inc.	7.88%		8/1/2019	200,000	$227,234	$198,356
Southwestern Energy Co.	3.30		1/23/2018	200,000	205,285	196,520
Transocean, Inc.+	6.00		3/15/2018	200,000	201,396	183,000
WPX Energy, Inc.	7.50		8/1/2020	85,000	85,000	77,775

Total Oil&Gas				685,000	718,915	655,651

Oil&Gas Services — 0.9%*:
Cameron International Corp.	6.38		7/15/2018	225,000	251,071	247,735
SESI LLC	7.13		12/15/2021	200,000	211,659	196,250

Total Oil&Gas Services				425,000	462,730	443,985

Pharmaceuticals — 1.7%*:
AbbVie, Inc.	1.80		5/14/2018	250,000	250,118	249,306
Actavis Funding SCS+	2.35		3/12/2018	200,000	201,612	200,796
Baxalta, Inc.^	2.00		6/22/2018	200,000	200,723	199,400
Mylan, Inc.	2.60		6/24/2018	200,000	203,014	199,650

Total Pharmaceuticals				850,000	855,467	849,152

Pipelines — 0.9%*:
Energy Transfer Partners LP	2.50		6/15/2018	250,000	251,407	248,890
Kinder Morgan, Inc.	7.00		6/15/2017	200,000	216,034	213,207

Total Pipelines				450,000	467,441	462,097

Real Estate Investment Trusts — 2.2%*:
DDR Corp.	4.75		4/15/2018	200,000	211,684	211,647
DDR Corp. MTN	7.50		7/15/2018	31,000	35,246	35,465
Digital Delta Holdings LLC^†	3.40		10/1/2020	85,000	84,810	85,322
Duke Realty LP	5.95		2/15/2017	300,000	318,546	318,051
HCP, Inc.	6.00		1/30/2017	200,000	211,748	210,771
Highwoods Realty LP	7.50		4/15/2018	200,000	226,629	225,289

Total REITS				1,016,000	1,088,663	1,086,545

Retail — 0.2%*:
AutoNation, Inc.	3.35		1/15/2021	70,000	69,999	70,752

Semiconductors — 0.4%*:
KLA-Tencor Corp.	3.38		11/1/2019	200,000	205,469	205,166

Software — 0.5%*:
Hewlett Packard Enterprise Co.^†	2.85		10/5/2018	255,000	254,674	254,674

Telecommunications — 1.3%*:
Crown Castle Towers LLC^	4.17		8/15/2037	220,000	227,379	225,468
Frontier Communications Corp.	8.25		4/15/2017	200,000	214,901	211,250
Sprint Communications, Inc.^	9.00		11/15/2018	200,000	225,728	209,860

Total Telecommunications				620,000	668,008	646,578

Transportation — 0.8%*:
Asciano Finance Ltd.+^	5.00		4/7/2018	200,000	213,567	212,034
Penske Truck Leasing Co. LP/PTL Finance Corp.^	3.05		1/9/2020	200,000	202,830	201,766

Total Transportation				400,000	416,397	413,800

Trucking&Leasing — 0.6%*:
Aviation Capital Group Corp.^	2.88		9/17/2018	290,000	288,720	289,736

Total Corporate Bonds				18,089,000	18,692,841	18,405,092

Mortgage-Backed Securities — 6.7%*:
Banc of America Commercial Mortgage Trust 2007-4 AM	5.81	#	2/10/2051	125,000	134,809	133,229

See accompanying Notes to Schedule of Investments.

Babson Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2015

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Mortgage-Backed Securities (continued):
Banc of America Commercial Mortgage Trust 2008-1 A4	6.22	#%	2/10/2051	214,334	$233,222	$231,083
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR12 AM	5.75	#	9/11/2038	170,000	175,364	174,002
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14 AM	5.24		12/11/2038	220,000	230,066	228,547
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 AM	5.62	#	4/12/2038	220,000	225,342	223,136
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24 AM	5.57	#	10/12/2041	220,000	230,650	228,475
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 AM	5.88	#	6/11/2050	160,000	171,830	171,041
COMM Mortgage Trust 2007-C9 AM	5.65	#	12/10/2049	100,000	106,631	106,076
Fannie Mae Connecticut Avenue Securities CAS 2015-C03 1M1	1.70	#	7/25/2025	177,906	177,906	178,360
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM	6.10	#	4/15/2045	220,000	228,455	225,101
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CIBC20 AM	5.88	#	2/12/2051	210,000	228,356	225,675
ML-CFC Commercial Mortgage Trust 2006-3 AM	5.46	#	7/12/2046	200,000	207,764	206,294
ML-CFC Commercial Mortgage Trust 2006-4 AM	5.20		12/12/2049	210,000	219,599	217,805
Morgan Stanley Capital I Trust 2006-IQ12 AM	5.37		12/15/2043	230,000	241,542	238,839
Morgan Stanley Capital I Trust 2008-TOP29 A4	6.27	#	1/11/2043	204,321	223,739	221,658
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.34		11/15/2048	100,000	104,098	103,649
Wachovia Bank Commercial Mortgage Trust 2007-C33 A1A	6.15	#	2/15/2051	199,281	214,525	212,534

Total Mortgage-Backed Securities				3,180,842	3,353,898	3,325,504

U.S. Treasury & Government Agencies — 31.9%*:
Federal National Mortgage Association REMICS 2015-62 VA	4.00		10/25/2026	143,267	155,355	157,297
Federal National Mortgage Association TBA	2.50		10/1/2030	2,900,000	2,942,140	2,956,459
U.S. Treasury Note``	0.63		5/31/2017	2,565,000	2,567,404	2,566,903
U.S. Treasury Note	0.63		8/31/2017	3,600,000	3,600,186	3,599,860
U.S. Treasury Note	1.38		4/30/2020	6,570,000	6,531,963	6,587,450

Total U.S. Treasury & Government Agencies				15,778,267	15,797,048	15,867,969

Total Fixed Income				47,118,582	47,739,548	47,453,280

	STRIKE PRICE		EXPIRATION DATE	NOTIONAL	COST	FAIR VALUE
Purchased Option — 0.1%*:
Call Option Purchased — 0.1%*:
OTC—BCM Swaption with JPMorgan Chase Bank, N.A.	$6.65		07/16/2016	2,040,000	21,510	41,661

See accompanying Notes to Schedule of Investments.

Babson Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2015

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Short-Term Investments — 10.8%*:
Bank Deposit — 3.7%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01%	10/1/2015	1,806,488	$1,806,488	$1,806,488

Commercial Paper — 4.0%*:
Oil&Gas Services — 2.0%*:
Diamond Offshore Drilling, Inc	Zero Coupon	10/1/2015	1,000,000	1,000,000	1,000,000

Utility — 2.0%*:
Eversource Energy	Zero Coupon	10/14/2015	1,000,000	999,874	999,874

Total Commercial Paper			2,000,000	1,999,874	1,999,874

Corporate Bonds — 3.1%*:
Agriculture — 0.4%*:
Bunge Ltd. Finance Corp.	4.10	3/15/2016	200,000	202,357	202,517

Auto Manufacturers — 0.4%*:
Hyundai Capital America+^	3.75	4/6/2016	200,000	202,757	202,534

Chemicals — 0.4%*:
Incitec Pivot Ltd.+^	4.00	12/7/2015	200,000	201,120	200,916

Commercial Banks — 0.4%*:
First Horizon National Corp.	5.38	12/15/2015	200,000	201,606	201,720

Diversified Financial Services — 0.4%*:
International Lease Finance Corp.	5.75	5/15/2016	200,000	204,289	203,000

Iron/Steel — 0.4%*:
Vale Overseas Ltd.+	6.25	1/11/2016	200,000	202,663	201,352

Oil&Gas — 0.7%*:
Chesapeake Energy Corp.	3.25	3/15/2016	150,000	147,786	147,030
Petrobras Global Finance BV+	3.88	1/27/2016	200,000	200,870	196,500

Total Oil&Gas			350,000	348,656	343,530

Total Corporate Bonds			1,550,000	1,563,448	1,555,569

Total Short-Term Investments			5,356,488	5,369,810	5,361,931

Total Investments			54,518,070	53,272,015	52,963,447

Other assets and liabilities – (6.5%)*					(3,210,442)

Net Assets – 100.0%					$49,753,005

MTN	Medium Term Note
OTC	Over the Counter
TBA	To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	89.3%
Switzerland	1.9%
Brazil	1.6%
Netherlands	1.3%
Other (Individually less than 1%)	5.9%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying Notes to Schedule of Investments.

Babson Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2015

#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2015.
†	When-issued security.
``	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of September 30, 2015.

A summary of outstanding derivatives at September 30, 2015 is as follows:

Futures

TYPE	EXPIRATION DATE	CONTRACTS	POSITION	FAIR VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
U.S. 2-Year Treasury Note	12/31/15	85	Long	$18,617,656	$(955)
U.S. 5-Year Treasury Note	12/31/15	36	Long	4,338,563	18,503

					$17,548

TYPE	EXPIRATION DATE	CONTRACTS	POSITION	FAIR VALUE	UNREALIZED DEPRECIATION
U.S. 10-Year Treasury Note	12/21/15	24	Short	$3,089,625	$(32,832)

Credit Default Swaps—Sell Protection(1)

REFERENCE OBLIGATION	FIIXED- DEAL RECEIVED RATE	MATURITY DATE	COUNTERPARTY	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(2)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(3)	UNREALIZED DEPRECIATION
Markit CMBX.NA.BBB-.6	3.00%	11/17/45	JPMorgan Chase Bank, N.A.	$230,000	$230,000	$567	$(5,963)	$(6,530)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying Notes to Schedule of Investments.

Babson Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2015

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 89.4%*:
Asset-Backed Securities — 16.7%*:
Access Group, Inc. 2006-1 B	0.78	#%	8/25/2037	87,044	$75,601	$75,744
Access Group, Inc. 2015-1 A^	0.89	#	7/25/2056	95,953	93,802	93,106
Access Group, Inc. 2015-1 B^	1.69	#	7/25/2058	100,000	86,088	84,435
ALM XIV Ltd. 2014-14A A1^	1.71	#	7/28/2026	250,000	249,382	248,576
Atlas Senior Loan Fund V Ltd. 2014-1A A^	1.83	#	7/16/2026	250,000	249,804	248,876
Avis Budget Rental Car Funding AESOP LLC 2010-5A A^	3.15		3/20/2017	125,000	126,119	125,730
Carlyle Global Market Strategies CLO Ltd. 2014-1A A^	1.81	#	4/17/2025	250,000	250,000	249,178
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1^	1.78	#	10/15/2026	250,000	250,000	248,686
Citi Held For Asset Issuance 2015-PM1 A^	1.85		12/15/2021	86,193	86,192	86,166
CKE Restaurant Holdings, Inc. 2013-1A A2^	4.47		3/20/2043	125,125	128,182	129,590
College Loan Corp. Trust I 2005-2 B	0.78	#	1/15/2037	137,042	119,462	118,318
CPS Auto Receivables Trust 2011-C A^	4.21		3/15/2019	59,087	59,856	59,564
CPS Auto Receivables Trust 2013-A A^	1.31		6/15/2020	109,076	108,610	108,302
DB Master Finance LLC 2015-1 A2I^	3.26		2/20/2045	99,500	99,531	100,101
Diamond Resorts Owner Trust 2015-1 A^	2.73		7/20/2027	87,428	87,419	88,248
Drive Auto Receivables Trust 2015-CA A3^	1.38		10/15/2018	125,000	124,996	124,823
Drug Royalty LP 1 2012-1 A1^	5.54	#	7/15/2024	75,769	78,086	78,049
Entegry New Orleans Storm Recovery Funding I LLC 2015-1 A	2.67		6/1/2027	100,000	99,976	102,019
J.G. Wentworth XXXV LLC 2015-2A A^	3.87		3/15/2058	50,000	49,961	50,807
Madison Park Funding XIV Ltd. 2014-14A A2^	1.73	#	7/20/2026	250,000	249,845	248,471
Miramax LLC 2014-1A A2^	3.34		7/20/2026	82,680	83,274	83,027
Nelnet Student Loan Trust 2008-3 A4	1.98	#	11/25/2024	125,000	127,563	125,467
Ocwen Master Advance Receivables Trust 2015-1 AT1	2.54		9/17/2046	100,000	100,000	100,000
OneMain Financial Issuance Trust 2014-2A A^	2.47		9/18/2024	130,000	130,477	129,990
Popular ABS Mortgage Pass-Through Trust 2006-B A3	0.48	#	5/25/2036	81,465	78,014	77,828
Santander Drive Auto Receivables Trust 2014-4 B	1.82		5/15/2019	120,000	120,568	120,842
Sierra Timeshare Receivables Funding LLC 2015-2A B^	3.02		6/20/2032	87,990	87,971	87,891
SLC Private Student Loan Trust 2006-A A5	0.46	#	7/15/2036	115,410	114,724	114,421
SLC Private Student Loan Trust 2006-A C	0.74	#	7/15/2036	140,000	123,846	124,195
SLC Student Loan Trust 2005-1 B	0.52	#	2/15/2045	123,778	105,388	102,956
SLM Student Loan Trust 2002-7 A11	1.75	#	3/15/2028	50,000	49,379	49,500
SLM Student Loan Trust 2003-4 B	0.99	#	6/15/2038	90,372	82,416	79,684
SLM Student Loan Trust 2005-4 B	0.48	#	7/25/2040	121,470	102,164	101,690
Sonic Capital LLC 2011-1A A2^	5.44		5/20/2041	119,537	125,490	126,167
TAL Advantage I LLC 2006-1A^	0.41	#	4/20/2021	87,500	87,102	87,204

Total Asset-Backed Securities				4,287,419	4,191,288	4,179,651

See accompanying Notes to Schedule of Investments.

Babson Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2015

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Convertible Bonds — 0.4%*:
Oil&Gas — 0.1%*:
Whiting Petroleum Corp.^	1.25%	4/1/2020	45,000	$44,860	$36,647

Retail — 0.0%*:
GNC Holdings, Inc.^	1.50	8/15/2020	5,000	5,000	4,612

Semiconductors — 0.3%*:
Micron Technology, Inc.	3.00	11/15/2043	75,000	69,333	63,047

Total Convertible Bonds			125,000	119,193	104,306

Corporate Bonds — 32.1%*:
Advertising — 0.1%*:
WPP Finance 2010+	5.63	11/15/2043	35,000	38,253	36,680

Agriculture — 1.2%*:
Altria Group, Inc.	2.85	8/9/2022	50,000	48,159	48,851
Altria Group, Inc.	4.25	8/9/2042	30,000	26,792	27,732
Imperial Tobacco Finance PLC^	3.75	7/21/2022	200,000	196,849	201,894
Reynolds American, Inc.	4.45	6/12/2025	30,000	30,662	31,391

Total Agriculture			310,000	302,462	309,868

Auto Manufacturers — 0.6%*:
Ford Motor Co.	7.45	7/16/2031	60,000	76,775	74,533
General Motors Co.	5.20	4/1/2045	35,000	34,576	32,845
General Motors Financial Co., Inc.	4.30	7/13/2025	50,000	49,645	48,371

Total Auto Manufacturers			145,000	160,996	155,749

Beverages — 0.2%*:
Anheuser-Busch InBev Worldwide, Inc.+	8.20	1/15/2039	35,000	52,705	49,231

Biotechnology — 0.4%*:
Amgen, Inc.	5.15	11/15/2041	25,000	26,073	25,694
Celgene Corp.	3.55	8/15/2022	60,000	59,840	60,905
Gilead Sciences, Inc.	4.75	3/1/2046	10,000	9,959	10,046

Total Biotechnology			95,000	95,872	96,645

Chemicals — 0.7%*:
LYB International Finance B.V.	5.25	7/15/2043	35,000	36,018	34,834
RPM International, Inc.	6.13	10/15/2019	90,000	101,291	100,778
Westlake Chemical Corp.	3.60	7/15/2022	50,000	49,474	49,736

Total Chemicals			175,000	186,783	185,348

Commercial Banks — 5.0%*:
Associated Banc-Corp	2.75	11/15/2019	45,000	45,252	45,620
Associated Banc-Corp	4.25	1/15/2025	70,000	70,021	71,159
Bank of America Corp.	7.63	6/1/2019	120,000	141,984	141,231
Bank of America Corp. MTN	3.95	4/21/2025	45,000	43,857	43,777
Bank of America Corp. MTN	4.00	4/1/2024	25,000	25,630	25,733
Bank of America Corp. MTN	5.88	2/7/2042	25,000	28,763	29,233
Barclays PLC+	4.38	9/11/2024	60,000	58,000	58,142
Citigroup, Inc.	3.88	3/26/2025	60,000	58,315	58,309
Discover Bank	7.00	4/15/2020	30,000	34,691	34,781
Goldman Sachs Group, Inc. (The)	5.15	5/22/2045	70,000	67,731	68,709
Goldman Sachs Group, Inc. (The)	5.95	1/15/2027	50,000	56,282	56,949
ICICI Bank Ltd.+^	4.75	11/25/2016	200,000	206,872	206,562
JPMorgan Chase & Co.	4.50	1/24/2022	25,000	26,836	26,974
JPMorgan Chase & Co.	4.95	6/1/2045	40,000	39,295	40,120
Morgan Stanley	3.95	4/23/2027	100,000	94,601	96,308
Morgan Stanley MTN	6.63	4/1/2018	110,000	122,674	122,489
Santander Holdings USA, Inc.	2.65	4/17/2020	35,000	34,644	34,364
SVB Financial Group	3.50	1/29/2025	40,000	39,037	39,012

See accompanying Notes to Schedule of Investments.

Babson Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2015

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Commercial Banks (continued):
Wells Fargo & Co. MTN	4.30%	7/22/2027	40,000	$39,850	$40,766

Total Commercial Banks			1,190,000	1,234,335	1,240,238

Commercial Services — 0.5%*:
ERAC USA Finance LLC^	5.63	3/15/2042	20,000	21,575	21,447
McGraw Hill Financial, Inc.^	3.30	8/14/2020	45,000	44,948	45,787
McGraw Hill Financial, Inc.^	4.00	6/15/2025	50,000	50,210	49,766

Total Commercial Services			115,000	116,733	117,000

Construction Materials — 0.2%*:
Owens Corning	4.20	12/1/2024	50,000	49,306	49,670

Distribution/Wholesale — 0.2%*:
Ingram Micro, Inc.	4.95	12/15/2024	45,000	46,343	46,429

Diversified Financial Services — 1.6%*:
Affiliated Managers Group, Inc.	4.25	2/15/2024	50,000	51,526	50,846
Air Lease Corp.	2.63	9/4/2018	110,000	109,471	109,855
Air Lease Corp.	3.38	1/15/2019	25,000	25,646	25,312
Discover Financial Services	3.75	3/4/2025	30,000	28,795	29,053
General Electric Capital Corp. MTN	6.88	1/10/2039	35,000	47,138	49,004
Lazard Group LLC	4.25	11/14/2020	130,000	136,932	137,703

Total Diversified Financial Services			380,000	399,508	401,773

Electric — 1.4%*:
Appalachian Power Co.	6.70	8/15/2037	30,000	37,764	37,550
CMS Energy Corp.	3.88	3/1/2024	50,000	51,451	51,209
Duke Energy Florida LLC	3.10	8/15/2021	50,000	51,506	51,749
LG&E and KU Energy LLC	4.38	10/1/2021	50,000	54,070	54,548
NiSource Finance Corp.	6.13	3/1/2022	50,000	57,777	58,239
Pacific Gas & Electric Co.	5.80	3/1/2037	25,000	29,443	29,712
Puget Sound Energy, Inc.	4.30	5/20/2045	30,000	30,674	30,678
Southwestern Public Service Co.	6.00	10/1/2036	30,000	35,809	35,824

Total Electric			315,000	348,494	349,509

Electrical Compo&Equip — 0.2%*:
Legrand France SA+	8.50	2/15/2025	35,000	47,648	48,023

Electronics — 0.4%*:
Agilent Technologies, Inc.	3.88	7/15/2023	50,000	50,622	50,548
Jabil Circuit, Inc.	7.75	7/15/2016	50,000	52,261	51,750

Total Electronics			100,000	102,883	102,298

Environmental Control — 0.5%*:
Republic Services, Inc.	4.75	5/15/2023	50,000	54,533	55,009
Waste Management, Inc.	7.00	7/15/2028	50,000	65,781	65,687

Total Environmental Control			100,000	120,314	120,696

Food — 0.2%*:
Kraft Heinz Foods Co.^	2.80	7/2/2020	40,000	40,266	40,262

Forest Products&Paper — 0.7%*:
Celulosa Arauco y Constitucion SA+	4.75	1/11/2022	30,000	31,270	30,474
Domtar Corp.	4.40	4/1/2022	50,000	50,864	50,932
International Paper Co.	9.38	5/15/2019	73,000	89,195	89,935

Total Forest Products&Paper			153,000	171,329	171,341

Gas — 0.3%*:
CenterPoint Energy Resources Corp.	4.50	1/15/2021	25,000	26,998	26,779
CenterPoint Energy Resources Corp.	5.85	1/15/2041	20,000	23,481	23,111

See accompanying Notes to Schedule of Investments.

Babson Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2015

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Gas (continued):
Laclede Group, Inc. (The)	4.70%		8/15/2044	25,000	$25,262	$25,464

Total Gas				70,000	75,741	75,354

Healthcare-Products — 0.1%*:
Zimmer Biomet Holdings, Inc.	3.55		4/1/2025	35,000	34,213	34,273

Housewares — 0.1%*:
Toro Co. (The)	7.80		6/15/2027	25,000	32,412	32,932

Insurance — 2.5%*:
Allstate Corp. (The)	5.75	#	8/15/2053	110,000	116,588	113,888
Arch Capital Group US, Inc.	5.14		11/1/2043	25,000	25,315	25,800
Brown & Brown, Inc.	4.20		9/15/2024	30,000	30,215	30,249
Chubb Corp. (The)	6.38	#	3/29/2067	105,000	109,722	103,556
Liberty Mutual Group, Inc.^	4.25		6/15/2023	50,000	51,661	51,711
Marsh & McLennan Cos., Inc.	5.88		8/1/2033	20,000	23,247	23,258
Prudential Financial, Inc.	8.88	#	6/15/2068	100,000	117,151	114,775
Unum Group	4.00		3/15/2024	30,000	30,904	30,948
Voya Financial, Inc.	5.65	#	5/15/2053	35,000	35,863	35,280
Willis North America, Inc.+	7.00		9/29/2019	50,000	56,764	57,149
XLIT Ltd.+	5.50		3/31/2045	30,000	28,753	28,236

Total Insurance				585,000	626,183	614,850

Internet — 1.0%*:
Baidu, Inc.+	2.25		11/28/2017	200,000	201,094	199,798
Expedia, Inc.	7.46		8/15/2018	45,000	51,198	50,789

Total Internet				245,000	252,292	250,587

Investment Company Security — 0.2%*:
Ares Capital Corp.	3.88		1/15/2020	30,000	30,711	30,890
FS Investment Corp.	4.00		7/15/2019	30,000	30,582	30,403

Total Investment Company Security				60,000	61,293	61,293

Iron/Steel — 0.8%*:
Reliance Steel & Aluminum Co.	6.20		11/15/2016	55,000	57,756	57,113
Vale Overseas Ltd.+	6.25		1/23/2017	120,000	126,041	122,143
Vale Overseas Ltd.+	6.88		11/10/2039	25,000	23,955	19,327

Total Iron/Steel				200,000	207,752	198,583

IT Services — 0.2%*:
Leidos Holdings, Inc.	4.45		12/1/2020	50,000	50,414	49,739

Lodging — 0.4%*:
Wyndham Worldwide Corp.	5.63		3/1/2021	90,000	98,934	97,810

Media — 0.8%*:
CCO Safari II LLC^	4.46		7/23/2022	90,000	90,000	90,048
Discovery Communications LLC	4.88		4/1/2043	25,000	22,724	21,564
Time Warner Cable, Inc.	4.50		9/15/2042	60,000	49,112	47,437
Time Warner Cable, Inc.	5.50		9/1/2041	35,000	32,602	31,346

Total Media				210,000	194,438	190,395

Medical Equipement & Devices Manufacturing — 0.2%*:
St. Jude Medical, Inc.	2.80		9/15/2020	40,000	39,982	40,232

Mining — 0.3%*:
Freeport-McMoRan, Inc.	4.00		11/14/2021	45,000	42,849	35,100
Newcrest Finance Pty Ltd.+^	4.45		11/15/2021	30,000	29,854	28,263

Total Mining				75,000	72,703	63,363

Miscellaneous Manufacturing — 0.4%*:
Carlisle Cos., Inc.	3.75		11/15/2022	50,000	50,202	50,114

See accompanying Notes to Schedule of Investments.

Babson Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2015

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Miscellaneous Manufacturing (continued):
Textron, Inc.	4.30%	3/1/2024	50,000	$51,423	$51,454

Total Miscellaneous Manufactur			100,000	101,625	101,568

Oil&Gas — 2.2%*:
Anadarko Petroleum Corp.	6.45	9/15/2036	45,000	52,562	49,506
Newfield Exploration Co.	5.38	1/1/2026	140,000	139,855	128,100
Petroleos Mexicanos+	5.50	1/21/2021	55,000	59,913	57,830
Phillips 66	4.30	4/1/2022	50,000	52,598	52,391
Phillips 66	4.65	11/15/2034	30,000	29,836	29,203
Pioneer Natural Resources Co.	7.50	1/15/2020	50,000	58,556	57,492
Rowan Cos., Inc.	4.88	6/1/2022	25,000	24,947	18,632
Rowan Cos., Inc.	5.00	9/1/2017	80,000	83,356	78,451
Southwestern Energy Co.	4.10	3/15/2022	75,000	74,172	67,845

Total Oil&Gas			550,000	575,795	539,450

Oil&Gas Services — 0.5%*:
SESI LLC	7.13	12/15/2021	50,000	52,917	49,063
Weatherford International Ltd.+	5.95	4/15/2042	30,000	25,072	20,856
Weatherford International Ltd.+	6.00	3/15/2018	50,000	52,741	50,610

Total Oil&Gas Services			130,000	130,730	120,529

Packaging&Containers — 0.4%*:
Brambles USA, Inc.+^	5.35	4/1/2020	50,000	55,050	55,260
Sonoco Products Co.	4.38	11/1/2021	41,000	43,670	43,705

Total Packaging&Containers			91,000	98,720	98,965

Pharmaceuticals — 1.2%*:
AbbVie, Inc.	4.50	5/14/2035	30,000	29,813	28,959
Actavis Funding SCS+	3.45	3/15/2022	50,000	49,704	49,427
Allergan, Inc.	2.80	3/15/2023	50,000	46,225	46,493
AstraZeneca PLC+	6.45	9/15/2037	35,000	45,137	45,239
McKesson Corp.	6.00	3/1/2041	50,000	55,993	59,031
Mylan, Inc.	2.55	3/28/2019	60,000	59,618	59,115

Total Pharmaceuticals			275,000	286,490	288,264

Pipelines — 0.8%*:
Energy Transfer Partners LP	4.75	1/15/2026	30,000	29,810	27,603
Enterprise Products Operating LLC	5.95	2/1/2041	25,000	26,749	25,755
Kinder Morgan Energy Partners LP MTN	6.95	1/15/2038	30,000	32,071	29,727
Kinder Morgan, Inc.	3.05	12/1/2019	35,000	35,128	34,364
MPLX LP	4.00	2/15/2025	90,000	88,110	82,553

Total Pipelines			210,000	211,868	200,002

Property & Casualty Insurance — 0.0%*:
Marsh & McLennan Cos., Inc.	3.75	3/14/2026	10,000	9,992	10,055

Real Estate — 0.2%*:
Prologis LP	3.35	2/1/2021	25,000	25,535	25,341
Prologis LP	4.50	8/15/2017	30,000	31,643	31,478

Total Real Estate			55,000	57,178	56,819

Real Estate Investment Trusts — 0.9%*:
American Tower Corp.	3.45	9/15/2021	80,000	80,067	80,361
Brandywine Operating Partnership LP	4.95	4/15/2018	40,000	42,455	42,316
DDR Corp.	4.75	4/15/2018	3,000	3,186	3,175
Digital Delta Holdings LLC†	3.40	10/1/2020	20,000	19,955	20,076
Digital Realty Trust LP	3.95	7/1/2022	35,000	35,244	34,961
Host Hotels & Resorts LP	4.75	3/1/2023	50,000	52,487	52,604

Total REITS			228,000	233,394	233,493

See accompanying Notes to Schedule of Investments.

Babson Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2015

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Retail — 2.3%*:
Advance Auto Parts, Inc.	4.50%		12/1/2023	50,000	$52,014	$52,164
CVS Health Corp.	3.50		7/20/2022	120,000	119,950	123,939
CVS Pass-Through Trust^	5.93		1/10/2034	31,826	36,586	36,529
El Puerto de Liverpool SAB de CV+^	3.95		10/2/2024	200,000	199,019	195,000
O’Reilly Automotive, Inc.	3.85		6/15/2023	45,000	45,893	46,066
O’Reilly Automotive, Inc.	4.88		1/14/2021	30,000	32,976	33,149
Wal-Mart Stores, Inc.	5.63		4/1/2040	30,000	35,777	36,220
Walgreens Boots Alliance, Inc.	2.70		11/18/2019	25,000	25,201	25,337
Walgreens Boots Alliance, Inc.	3.80		11/18/2024	35,000	34,576	34,813

Total Retail				566,826	581,992	583,217

Semiconductors — 0.3%*:
KLA-Tencor Corp.	4.65		11/1/2024	30,000	30,162	29,978
Lam Research Corp.	2.75		3/15/2020	50,000	49,913	49,010

Total Semiconductors				80,000	80,075	78,988

Software — 0.2%*:
Hewlett Packard Enterprise Co.†	3.60		10/15/2020	20,000	19,994	19,994
Oracle Corp.	5.38		7/15/2040	35,000	39,121	38,969

Total Software				55,000	59,115	58,963

Telecommunications — 1.2%*:
AT&T, Inc.	3.40		5/15/2025	40,000	38,388	38,180
AT&T, Inc.	6.55		2/15/2039	25,000	29,084	28,265
Crown Castle Towers LLC^	4.17		8/15/2037	120,000	124,025	122,983
Telefonaktiebolaget LM Ericsson+	4.13		5/15/2022	30,000	31,387	31,340
Verizon Communications, Inc.	3.50		11/1/2024	35,000	34,360	34,412
Verizon Communications, Inc.	7.75		12/1/2030	40,000	52,764	53,437

Total Telecommunications				290,000	310,008	308,617

Transportation — 0.3%*:
Burlington Northern Santa Fe LLC	6.75		3/15/2029	25,000	31,299	30,936
Penske Truck Leasing Co. LP/PTL Finance Corp.^	3.38		2/1/2022	45,000	44,124	43,980

Total Transportation				70,000	75,423	74,916

Trucking&Leasing — 0.2%*:
Aviation Capital Group Corp.^	2.88		9/17/2018	40,000	39,823	39,964

Total Corporate Bonds				7,753,826	8,112,815	8,023,981

Foreign Government — 0.5%*:
Mexico Government International Bond+	5.55		1/21/2045	60,000	64,756	61,500
Province of Quebec Canada+	2.63		2/13/2023	25,000	25,249	25,474
Province of Quebec Canada+	7.50		9/15/2029	15,000	21,871	22,216

Total Foreign Government				100,000	111,876	109,190

Mortgage-Backed Securities — 6.3%*:
Banc of America Commercial Mortgage Trust 2008-1 A4	6.22	#	2/10/2051	119,075	129,568	128,379
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14 AM	5.24		12/11/2038	120,000	125,491	124,662
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 AM	5.62	#	4/12/2038	130,000	133,157	131,853
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24 AM	5.57	#	10/12/2041	120,000	125,809	124,623
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 AM	5.88	#	6/11/2050	85,000	91,285	90,865

See accompanying Notes to Schedule of Investments.

Babson Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2015

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Mortgage-Backed Securities (continued):
Fannie Mae Connecticut Avenue Securities CAS 2015-C03 1M1	1.70	#%	7/25/2025	59,302	$59,302	$59,453
GS Mortgage Securities Trust 2015-GC32 B	4.40	#	7/10/2048	100,000	102,986	103,392
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM	6.10	#	4/15/2045	120,000	124,612	122,783
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CIBC20 AM	5.88	#	2/12/2051	110,000	119,615	118,211
ML-CFC Commercial Mortgage Trust 2006-3 AM	5.46	#	7/12/2046	70,000	72,717	72,203
ML-CFC Commercial Mortgage Trust 2006-4 AM	5.20		12/12/2049	120,000	125,485	124,460
Morgan Stanley Capital I Trust 2006-IQ12 AM	5.37		12/15/2043	120,000	126,022	124,612
Morgan Stanley Capital I Trust 2008-TOP29 A4	6.27	#	1/11/2043	115,486	126,461	125,285
Wachovia Bank Commercial Mortgage Trust 2007-C33 A1A	6.15	#	2/15/2051	108,698	117,013	115,927

Total Mortgage-Backed Securities				1,497,561	1,579,523	1,566,708

U.S. Treasury & Government Agencies — 33.4%*:
Federal Home Loan Mortgage Corp. TBA	4.00		10/1/2045	450,000	476,648	478,969
Federal National Mortgage Association TBA	2.50		10/1/2030	250,000	253,633	254,867
Federal National Mortgage Association TBA	2.50		10/1/2045	575,000	558,873	563,320
Federal National Mortgage Association TBA	3.00		10/1/2045	1,475,000	1,481,453	1,494,820
Federal National Mortgage Association TBA	3.50		10/1/2045	350,000	362,633	365,105
Federal National Mortgage Association TBA	4.00		10/1/2045	250,000	265,508	266,670
Government National Mortgage Association TBA	3.00		10/1/2045	1,400,000	1,418,854	1,428,438
Government National Mortgage Association TBA	3.50		10/1/2045	400,000	416,743	419,000
Government National Mortgage Association TBA	4.00		10/1/2045	350,000	371,547	372,805
Government National Mortgage Association TBA	4.50		10/1/2045	825,000	885,750	886,359
U.S. Treasury Bond	3.00		11/15/2044	705,000	704,866	719,926
U.S. Treasury Bond	3.50		2/15/2039	495,000	544,645	558,345
U.S. Treasury Note``	1.38		4/30/2020	535,000	531,989	536,421

Total U.S. Treasury & Government Agencies				8,060,000	8,273,142	8,345,045

Total Fixed Income				21,823,806	22,387,837	22,328,881

				SHARES	COST	FAIR VALUE
Mutual Fund — 8.7%*:
MassMutual Premier High Yield Fund				242,719	2,250,000	2,179,612

See accompanying Notes to Schedule of Investments.

Babson Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2015

	STRIKE PRICE	EXPIRATION DATE	NOTIONAL	COST	FAIR VALUE
Purchased Option — 0.4%*:
Call Option Purchased — 0.4%*:
OTC—BCM Option with JPMorgan Chase Bank, N.A.	$6.65	07/27/2016	4,760,000	$50,190	$97,209

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Short-Term Investments — 29.7%*:
Bank Deposit — 1.3%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01%	10/1/2015	333,439	333,439	333,439

Commercial Paper — 27.5%*:
Advertising — 2.5%*:
WPP CP LLC	Zero Coupon	10/26/2015	625,000	624,774	624,774

Automobile — 2.5%*:
Hyundai Capital America	Zero Coupon	10/13/2015	625,000	624,881	624,881

Chemicals — 5.0%*:
Agrium, Inc.	Zero Coupon	1/15/2016	625,000	623,436	623,436
Monsanto Co.	Zero Coupon	11/17/2015	625,000	624,543	624,543

Total Chemicals			1,250,000	1,247,979	1,247,979

Exploration & Production — 5.0%*:
Canadian Natural Resources Ltd.	Zero Coupon	11/5/2015	625,000	624,678	624,678
Encana Corp.	Zero Coupon	10/20/2015	625,000	624,792	624,792

Total Exploration & Production			1,250,000	1,249,470	1,249,470

Pipelines — 10.0%*:
Enbridge US, Inc.	Zero Coupon	10/28/2015	625,000	624,672	624,672
Oneok Partners LP	Zero Coupon	10/8/2015	625,000	624,920	624,920
Williams Partners LP	Zero Coupon	10/29/2015	625,000	624,728	624,728
Williams Partners LP	Zero Coupon	10/29/2015	625,000	624,718	624,718

Total Pipelines			2,500,000	2,499,038	2,499,038

Software & Service — 2.5%*:
Thomson Reuters Corp.	Zero Coupon	10/7/2015	625,000	624,934	624,934

Total Commercial Paper			6,875,000	6,871,076	6,871,076

Corporate Bonds — 0.9%*:
Chemicals — 0.2%*:
Incitec Pivot Ltd.+^	4.00	12/7/2015	50,000	50,280	50,229

Commercial Banks — 0.3%*:
Bank of America Corp. MTN	3.63	3/17/2016	25,000	25,328	25,330
First Horizon National Corp.	5.38	12/15/2015	40,000	40,335	40,344

Total Commercial Banks			65,000	65,663	65,674

Telecommunications — 0.3%*:
Embarq Corp.	7.08	6/1/2016	30,000	31,050	30,812
Telefonica Emisiones SAU+	3.99	2/16/2016	40,000	40,431	40,417

Total Telecommunications			70,000	71,481	71,229

Transportation — 0.1%*:
Penske Truck Leasing Co. LP/PTL Finance Corp.^	2.50	3/15/2016	35,000	35,213	35,213

Total Corporate Bonds			220,000	222,637	222,345

Total Short-Term Investments			7,428,439	7,427,152	7,426,860

Total Investments			34,254,964	32,115,179	32,032,562

Other assets and liabilities – (28.2%)*					(7,051,679)

Net Assets – 100.0%					$24,980,883

See accompanying Notes to Schedule of Investments.

Babson Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2015

MTN	Medium Term Note
OTC	Over the Counter
TBA	To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	86.4%
Canada	4.1%
United Kingdom	3.1%
Republic of Korea	2.0%
Mexico	1.0%
Other (Individually less than 1%)	3.4%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2015.
†	When-issued security.
``	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of September 30, 2015.

A summary of outstanding derivatives at September 30, 2015 is as follows:

Futures

TYPE	EXPIRATION DATE	CONTRACTS	POSITION	FAIR VALUE	UNREALIZED APPRECIATION
U.S. 2-Year Treasury Note	12/31/15	26	Long	$5,694,812	$5,155
U.S. 5-Year Treasury Note	12/31/15	17	Long	2,048,766	8,580

					$13,735

TYPE	EXPIRATION DATE	CONTRACTS	POSITION	FAIR VALUE	UNREALIZED DEPRECIATION
U.S. 10-Year Treasury Note	12/21/15	4	Short	$514,938	$(5,974)

Credit Default Swaps—Sell Protection(1)

REFERENCE OBLIGATION	FIIXED- DEAL RECEIVED RATE	MATURITY DATE	COUNTERPARTY	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(2)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(3)	UNREALIZED DEPRECIATION
Markit CMBX.NA.BBB-.6	3.00%	11/17/45	JPMorgan Chase Bank, N.A.	$60,000	$60,000	$148	$(1,556)	$(1,703)

See accompanying Notes to Schedule of Investments.

Babson Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2015

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying Notes to Schedule of Investments.

Tax Basis

The cost basis of investments for federal income tax purposes at September 30, 2015 for Babson Global Floating Rate Fund (“Global Floating Rate Fund”), Babson Global Credit Income Opportunities Fund (“Global Credit Income Opportunities Fund”), Babson Active Short Duration Bond Fund (“Active Short Duration Bond Fund”), and Babson Total Return Bond Fund (“Total Return Bond Fund”) (each a “Fund” and collectively the “Funds”) was as follows:

	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED DEPRECIATION
Global Floating Rate Fund	$158,823,676	$311,095	$(9,914,809)	$(9,603,714)
Global Credit Income Opportunities Fund	96,139,700	309,472	(7,326,275)	(7,016,803)
Active Short Duration Bond Fund	53,273,115	124,182	(433,850)	(309,668)
Total Return Bond Fund	32,117,408	164,196	(249,042)	(84,846)

Fair Value

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Funds’ investments:

Global Floating Rate Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Bank Loans	$—	$121,765,491	$1,523,892	$123,289,383
Corporate Bonds	—	21,519,350	—	21,519,350

Total Fixed Income	—	143,284,841	1,523,892	144,808,733

Short-Term Investments:
Bank Deposit	—	4,332,449	—	4,332,449

Bank Loan	—	—	78,780	78,780

Total Short-Term Investments	—	4,332,449	78,780	4,411,229

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	337,430	—	337,430

Total	$—	$147,954,720	$1,602,672	$149,557,392

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(1,641)	—	(1,641)

Total Investments	$—	$147,953,079	$1,602,672	$149,555,751

*	There were no transfers between levels during the period ended September 30, 2015.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2015	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF SEPTEMBER 30, 2015	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT SEPTEMBER 30, 2015
Fixed Income Bank Loans	$1,054,891	$10	$(108)	$—	$1,758	$548,582	$(2,461)	$1,602,672	$(108)

Total	$1,054,891	$10	$(108)	$—	$1,758	$548,582	$(2,461)	$1,602,672	$(108)

Global Credit Income Opportunities Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Equities:
Common Stocks	$—	$—	$421,480	$421,480

Total Equities	—	—	421,480	421,480

Fixed Income:
Asset-Backed Securities	—	15,211,156	—	15,211,156
Bank Loans	—	23,489,657	729,623	24,219,280
Corporate Bonds	—	40,267,435	—	40,267,435

Total Fixed Income	—	78,968,248	729,623	79,697,871

Purchased Option:
Put Option	—	1,348,000	—	1,348,000
Short-Term Investments:
Bank Deposit	—	7,576,766	—	7,576,766
Bank Loan	—	—	78,780	78,780

Total Short-Term Investments	—	7,576,766	78,780	7,655,546

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	147,086	—	147,086

Total	$—	$88,040,100	$1,229,883	$89,269,983

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(670)	—	(670)
Written Option	—	(972,000)	—	(972,000)

Total Derivative Securities	—	(972,670)	—	(972,670)

Total Investments	$—	$87,067,430	$1,229,883	$88,297,313

*	There were no transfers between levels during the period ended September 30, 2015.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2015	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF SEPTEMBER 30, 2015	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT SEPTEMBER 30, 2015
Equities Common Stock	$—	$—	$—	$—	$47,742	$373,738	$—	$421,480	$—

Fixed Income Bank Loans	$808,335	$13	$1,758	$—	$123	$—	$(1,826)	$808,403	$1,758

Total	$808,335	$13	$1,758	$—	$47,865	$373,738	$(1,826)	$1,229,883	$1,758

Active Short Duration Bond Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Convertible Preferred Stocks:
Convertible Preferred Stocks	$—	$106,575	$—	$106,575

Total Convertible Preferred Stocks	—	106,575	—	106,575

Fixed Income:
Asset-Backed Securities	—	9,666,856	—	9,666,856
Convertible Bonds	—	187,859	—	187,859
Corporate Bonds	—	18,405,092	—	18,405,092
Mortgage-Backed Securities	—	3,325,504	—	3,325,504
U.S. Treasury & Government Agencies	—	15,867,969	—	15,867,969

Total Fixed Income	—	47,453,280	—	47,453,280

Purchased Option:
Call Option Purchased	—	41,661	—	41,661
Short-Term Investments:
Bank Deposit	—	1,806,488	—	1,806,488
Commercial Paper	—	1,999,874	—	1,999,874
Corporate Bonds	—	1,555,569	—	1,555,569

Total Short-Term Investments	—	5,361,931	—	5,361,931

Derivative Securities:
Futures	—	18,503	—	18,503

Total	$—	$52,981,950	$—	$52,981,950

Liabilities:*
Derivative Securities:
Credit Default Swaps	—	(5,963)	—	(5,963)
Futures	—	(33,787)	—	(33,787)

Total Derivative Securities	—	(39,750)	—	(39,750)

Total Investments	$—	$52,942,200	$—	$52,942,200

*	There were no transfers between levels during the period ended September 30, 2015.

Total Return Bond Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Asset-Backed Securities	$—	$4,179,651	$—	$4,179,651
Convertible Bonds	—	104,306	—	104,306
Corporate Bonds	—	8,023,981	—	8,023,981
Foreign Government	—	109,190	—	109,190
Mortgage-Backed Securities	—	1,566,708	—	1,566,708
U.S. Treasury & Government Agencies	—	8,345,045	—	8,345,045

Total Fixed Income	—	22,328,881	—	22,328,881

Mutual Fund:
Mutual Fund	—	2,179,612	—	2,179,612
Purchased Option:
Call Option Purchased	—	97,209	—	97,209
Short-Term Investments:
Bank Deposit	—	333,439	—	333,439
Commercial Paper	—	6,871,076	—	6,871,076
Corporate Bonds	—	222,345	—	222,345

Total Short-Term Investments	—	7,426,860	—	7,426,860

Derivative Securities:
Futures	—	13,735	—	13,735

Total	$—	$32,046,297	$—	$32,046,297

Liabilities:*
Derivative Securities:
Credit Default Swaps	—	(1,556)	—	(1,556)
Futures	—	(5,974)	—	(5,974)

Total Derivative Securities	—	(7,530)	—	(7,530)

Total Investments	$—	$32,038,767	$—	$32,038,767

*	There were no transfers between levels during the period ended September 30, 2015.

Derivative Instruments

The following is a description of the derivative instruments that the Funds utilize as part of their investment strategy, including the primary underlying risk exposures related to the instrument.

Forward Foreign Currency Exchange Contracts – The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use forward foreign currency exchange contracts to hedge against changes in the value of foreign currencies. The Funds may enter into forward foreign currency exchange contracts obligating the Funds to deliver or receive a currency at a specified future date. Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The Funds are also subject to credit risk with respect to the counterparties to derivative contracts that are not cleared through a central counterparty but instead are traded over-the-counter between two counterparties. If a counterparty to an over-the-counter derivative becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Funds may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Funds may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Funds. In addition, in the event of a bankruptcy of a clearing house, the Funds could experience a loss of the funds deposited with such clearing house as margin and of any profits on its open positions. The counterparty risk to the Funds is limited to the net unrealized gain, if any, on the contract.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.

The Funds may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

The Funds may purchase call or put options. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of over-the-counter derivatives, the failure of the counterparty to honor its obligation under the contract.

The Funds may enter into swap options (“swaptions”). A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed rate receiver or a fixed rate buyer. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when a Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which a Fund has written expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities, currencies and interest rates.

Transactions in written option contracts for the Global Credit Income Opportunities Fund for the period ended September 30, 2015 are as follows:

	NUMBER OF CONTRACTS/ NOTIONAL AMOUNT	PREMIUMS RECEIVED
Options outstanding at June 30, 2015	30,000,000	$382,000
Options written	80,000,000	1,465,020
Options terminated in closing purchase transactions	(70,000,000)	(875,020)
Options expired	—	—

Options outstanding at September 30, 2015	40,000,000	$972,000

The Funds may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed-upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Active Short Duration Bond Fund and Total Return Bond Fund entered into credit default swaps based on a CMBX index, which is comprised of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Babson does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

During the period ended September 30, 2015, the Funds’ direct investment in derivatives consisted of forward foreign currency exchange contracts, futures contracts, purchased options, written options, and credit default swap contracts.

The following is a summary of the fair value of derivative instruments held directly by the Funds as of September 30, 2015. These derivatives are presented in the Funds’ Schedule of Investments.

Global Floating Rate Fund

ASSET DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$337,430

Total		$337,430

LIABILITY DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	$1,641

Total		$1,641

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts(1)	12,817,213

Total	12,817,213

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Global Credit Income Opportunities Fund

ASSET DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$147,086	$—	$147,086
Purchased Options	Investments, at fair value	—	1,348,000	1,348,000

Total		$147,086	$1,348,000	$1,495,086

LIABILITY DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	$670	$—	$670
Written Options	Written options, at fair value	—	972,000	972,000

Total		$670	$972,000	$972,670

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts(1)	6,555,675	—	6,555,675
Purchased Options(1)	—	37,500,000	37,500,000
Written Options(1)	—	(37,500,000)	(37,500,000)

Total	6,555,675	—	6,555,675

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Active Short Duration Bond Fund

ASSET DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Futures Contracts	Includes cumulative unrealized appreciation/ depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.	$—	$18,503	$18,503
Purchased Options	Investments, at fair value	41,661	—	41,661

Total		$41,661	$18,503	$60,164

LIABILITY DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	INTEREST RATE RISK	CREDIT RISK	TOTAL
Futures Contracts	Includes cumulative unrealized appreciation/ depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.	$33,787	$—	$33,787
Swaps Contracts	Credit default swap agreements payable, at fair value	$—	$5,963	$5,963

Total		$33,787	$5,963	$39,750

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Futures Contracts(1)	—	130	—	130
Purchased Options(2)	2,040,000	—	—	2,040,000
Swap Contracts(2)	—	—	230,000	230,000

Total	2,040,000	130	230,000	2,270,130

(1)	Volume of derivative activity is based on an average of month-end contracts outstanding during the period.
(2)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Total Return Bond Fund

ASSET DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Futures Contracts	Includes cumulative unrealized appreciation/ depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.	$—	$13,735	$13,735
Purchased Options	Investments, at fair value	97,209	—	97,209

Total		$97,209	$13,735	$110,944

LIABILITY DERIVATIVES	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	INTEREST RATE RISK	CREDIT RISK	TOTAL
Futures Contracts	Includes cumulative unrealized appreciation/ depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.	$5,974	$—	$5,974
Swaps Contracts	Credit default swap agreements payable, at fair value	$—	$1,556	$1,556

Total		$5,974	$1,556	$7,530

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Futures Contracts(1)	—	43	—	43
Purchased Options(2)	4,760,000	—	—	4,760,000
Swap Contracts(2)	—	—	60,000	60,000

Total	4,760,000	43	60,000	4,820,043

(1)	Volume of derivative activity is based on an average of month-end contracts outstanding during the period.
(2)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Item 2. Controls and Procedures

(a) The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17CFR 270.30a-3(c)), are effective as of a date within 90 days of the filing date of the report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15(d)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Babson Capital Funds Trust

By:	/s/ Anthony J. Sciacca

President (Principal Executive Officer)

Date:	11/30/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Anthony J. Sciacca

President (Principal Executive Officer)

Date:	11/30/2015

By:	/s/ Patrick Hoefling

Chief Financial Officer (Principal Financial Officer)

Date:	11/30/2015